Exhibit 99.2

Compliance & Credit Exception Report
Seller:

Deal ID:

Total Loan Count: 521

CS Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (Morningstar)	Final Credit Grade (Morningstar)	Final Property Valuation Grade (Morningstar)	Final Compliance Grade(Morningstar)
419015053	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015116	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015219	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) RESPA Reform HUD-X Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $X.XX Response X (XX/XX/XXXX X:XXPM) Servicer Agrees.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419015222	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419015356	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015500	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) HUD-X Final- It could not be determined that the HUD-X provided in the loan file was the FINAL binding HUD-X. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419015540	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015604	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015614	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) HUD-X Final- It could not be determined that the HUD-X provided in the loan file was the FINAL binding HUD-X.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419015617	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015641	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015644	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response X (XX/XX/XXXX X:XXPM) Further review of the loan file confirmed the Final TIL was provided as required, The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015654	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015659	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015663	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015678	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015685	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015699	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured- This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XXX.XX is required. (Clear) TRID- Lender Credits That Cannot Decrease- This loan failed the Lender Credits That Cannot Decrease Test. A cost to cure in the amount of $XXX.XX is required.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015701	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate Sent Method Not In Person and No Received Date-

The last Loan Estimate Received Date of (XXXX-XX-XX) is not X business days before the consummation date of (XXXX-XX-XX). Four business days before consummation is (XXXX-XX-XX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than X business days before consummation. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX XX:XXPM)
The last Loan Estimate was sent to the borrower on XX/XX/XXXX, which is not X business days before the consummation date of XX/XX/XXXX.

Response X (XX/XX/XXXX X:XXPM)
The Borrower received documents EDDN.

(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX XX:XXPM)
The Final Loan Estimate and Initial Closing Disclosure were issued on the same date. Per TRID guidelines, a revised Loan Estimate may not be issued the same day or any time after the Closing Disclosure is issued.

Response X (XX/XX/XXXX X:XXPM)
The client agrees the LE and CD were both delivered on the same day. Exception stands

(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX XX:XXPM)
The Closing Disclosure was issued on XX/XX/XXXX and the loan closed on XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419015705	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. Unrecorded Mortgage Response X (XX/XX/XXXX X:XXPM) The recorded Mortgage was provided.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015706	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015712	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Application- The final application is missing the last addendum page. Unable to determine what debts were used to calculate DTI. Response X (XX/XX/XXXX X:XXAM) No further action required. DTI is within DU resubmission tolerance including the additional debts.		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419015720	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015729	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX X:XXPM) Client is federally-chartered; rule does not apply	(Open) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. According to the program guidelines, the project blanket balloon mortgage must have a remaining term of less than X years but not less than X months. Review of the appraisal revealed both the first and second mortgages expired on XX/XX/XXXX which is less than the X month requirement.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419015731	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015733	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015740	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

There was a cost to cure in the amount of $XXX.XX of which $XXX.XX was reimbursed on the Final CD. There is remaining cost to cure in the amount of $XX.XX which is due to a $XXX final inspection fee that was not disclosed in the initial LE.

Response X (XX/XX/XXXX XX:XXPM)
The XX/XX/XXXX Loan Estimate disclosing the final inspection fee was provided.

(Open) TRID CD- Closing Information/File number Info-

The Closing Disclosures issued XX/XX/XXXX and XX/XX/XXXX do not reflect the correct File number.

Response X (XX/XX/XXXX XX:XXPM)
Client agrees with our initial finding

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419015757	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines. Response X (XX/XX/XXXX XX:XXPM) No action required		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015762	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. None found in the loan file Response X (XX/XX/XXXX X:XXPM) Resolved. Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015768	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- CD Non-Borrower with Right to Rescind- There is no evidence of an initial and/or revised CD provided to the non-borrower on title . Per regulation, CD(s) must be provided to all who have the right to rescind. Response X (XX/XX/XXXX XX:XXAM) The CDs sent to the non-borrower on title were provided.	(Clear) AUS Missing-

The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible.

Response X (XX/XX/XXXX X:XXPM)
Documentation received is sufficient. (Resolved)

(Open) VVOE required-

.. Per the Jumbo Guidelines, a VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired.

(Clear) Income Docs-

The Tax Transcripts are missing from the loan file. Per the Jumbo Guidelines, IRS transcript must be obtained for each borrower.

Response X (XX/XX/XXXX XX:XXAM)
According to updated guidelines, transcripts are required for W-X borrowers.

									2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419015770	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file and is required per guidelines. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Resolved. Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015775	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) AUS Missing-

The Lender’s Jumbo underwriting guidelines required all non-conforming loans to be approved using one of GSE’s Automated Underwriting Systems (“AUS”) and a copy of same be permanently retained in the loan file. The file does not contain any evidence the loan was approved using an AUS.

Response X (XX/XX/XXXX X:XXPM)
Documentation received is sufficient. (Resolved)

(Open) VVOE required-

The Lender’s Jumbo underwriting guidelines require that a verbal verification of employment(“VVOE”) be completed within ten days of closing. The file contained a note which established closing date of XX/XX/XXXX. The file was absent any evidence the origination underwriter requested or obtained VVOE with ten days of closing.

									2	2	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A
419015779	xxx	xxx	xxx	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX XX:XXPM)
Resolved. Final AUS provided; No additional findings.

(Clear) VOR Required-

Verification of XX months rental payments is required. No documentation found in the loan file.

Response X (XX/XX/XXXX X:XXPM)
Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.

Response X (XX/XX/XXXX X:XXPM)
Per XXX, VOR not required for Held for Investment loans

(Open) Resident Alien-

The borrower indicates Resident Alien status, however, the file contains no evidence documenting status as legally.

									2	2	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A
419015781	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015782	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure

Response X (XX/XX/XXXX X:XXPM)
The first CD was issued on XX/XX/XX and final LE issue date was XX/XX/XX. Servicer has not provided document showing final LE was not sent to the borrower.

(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Reserve Assets-

Sufficient reserves to meet Program requirements were not verified in the file. Program guidelines require the borrower to verify XX months of reserves for the subject property. Total verified assets in the file were $XX,XXX and the total required assets, including Earnest Money, Cash to Close, and Reserves, was $XX,XXX. As result, the borrower was short funds of $XX,XXX

Response X (XX/XX/XXXX X:XXPM)
Client provided updated Held for Investment Program Guidelines; X months reserves required for loan amount <XMM.

									3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419015792	xxx	xxx	xxx	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings

(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The maximum DTI for a primary cash-out refinance is XX%. The final closing disclosure reflects higher taxes and insurance than what was utilized at origination. Based on the taxes and insurance reflected on the closing disclosure, the audit DTI was excessive at XX.XXX%

Response X (XX/XX/XXXX X:XXPM)
Recalculation the DTI with the correct figures for taxes and insurances.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The loan program required total reserves to be verified of $XX,XXX. The loan file contained a retirement account, which verified $XX,XXX. As a result, the borrower was short reserves by $X,XXX.

Response X (XX/XX/XXXX X:XXPM)
We up hold our original finding. The XXX guidelines, mentioned by the Client is dated XX/XX/XXXX. Loan file closed on XX/XX/XXXX, the applicable guidelines is dated XX/XX/XXXX. XX months of reserves is required. Unless the LTV is less than XX% and the borrower credit score is XXX or higher. The loan file closed at XX.XX% LTV, however, the customer credit score was XXX.

Response X (XX/XX/XXXX X:XXPM)
Using correct PITIA figure of $X,XXX.XX as verified with the loan documents, the required reserves was $XX,XXX. Total verified assets of $XX,XXX is sufficient.

									1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015793	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX X:XXPM)
Client provided the revised Loan Estimate on July XX, XXXX, Documentation showing the revised Loan Estimate was sent electronically was not provided; However, if method of revised Loan Estimate was by mail on July XX, XXXX with Consummation Date of August XX, XXXX, loan passes the revised Loan estimate disclosure date that requires the Borrower to receive the revised Loan Estimate X business days prior to consummation.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Received the copy of the Change of Circumstance dated XX/XX/XXXX; however, the increased Appraisal fee was not redisclosed to the borrower within X days per the appraisal invoice dated XX/XX/XXXX. As a result, a cost to cure of $XXX is required.

Response X (XX/XX/XXXX X:XXPM)
The client provided Borrower with a cure in the amount of $XXX.XX

(Open) TRID CD- Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419015816	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Reserve Assets- Sufficient reserves to meet Jumbo guideline requirements were not verified in the file. The Jumbo guidelines require the Borrower to have XX months PITIA reserves, which is $XX,XXX. The loan file contains asset documentation with assets totaling $XX,XXX; therefore, the borrower is short the required verified reserves of $XX,XXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419015824	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file No AUS found in the file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015827	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The loan file is missing the Tool Kit.

Response X (XX/XX/XXXX XX:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit.

(Open) TRID- XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than XX%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Lender's Insurance. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. A Cost to cure in the amount of $XX.XX.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419015855	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015862	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) RESPA Reform HUD-X Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.XX Response X (XX/XX/XXXX X:XXPM) The Cost to Cure is XXXX.XX, the title services were listed as XXXX.XX on the HUD and XXXX on the GFE dated X/XX/XXXX.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419015873	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015898	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015915	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Initial TIL Date- The Initial Disclosure Date is more than X business days from the Application Date. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	(Clear) Credit Report- .. The loan file did not contain a credit report for both the Borrowers. Response X (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419015945	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015949	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015957	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $X,XXX.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on X/XX/XXXX & X/XX/XXXX does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

(Open) TRID- Lender Credits that Cannot Decrease-

The loan failed the Lender Credits that Cannot Decrease Test. This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

(Open) TRID CD- Transaction Information/Seller Info-

The CD issued on X/XX/XXXX does not reflect the correct/complete seller information.

(Open) HOC- missing-

The Homeownership Counseling Disclosure provided in the loan file dated X/XX/XXXX was not disclosed within X days of the application date, X/XX/XXXX.

(Open) TRID- SPL Late-

The Settlement Service Provider List provided in the loan file dated X/XX/XXXX was not disclosed within X days of the application date, X/XX/XXXX.

(Clear) TRID- Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery/mail date test (from application). The Initial LE provided in the loan file and dated X/XX/XXXX was not disclosed within X days of the application date, X/XX/XXXX.

Response X (XX/XX/XXXX X:XXPM)
The disclosure notices was provided and e-signed on X/XX/XXXX.

(Open) TRID CD- premiums Optional-

The Title - Owner's Title and Home Warranty on the CD issued on X/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- 'Title' missing-

The Settlement, Courier and Owner's title fees on the CD were not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Clear) TRID CD- Loan Disclosures/Escrow Account-

The CD issued on X/XX/XXXX does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation).

Response X (XX/XX/XXXX X:XXPM)
The CD was provided with the estimated property costs over year X.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on X/XX/XXXX .

(Clear) TRID- Post-consummation CD reimbursement date-

The reimbursement date is more than XX calendar days after the consummation date, or closing / settlement date if no consummation date was provided. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation.

Response X (XX/XX/XXXX X:XXPM)
The client agrees and a cure was provided to customer.

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419015966	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX X:XXAM)
Agree with client, initial CD provided on X/X/XXXX which is more than three business days before consummation date of X/XX/XXXX. Finding cleared.

(Clear) Grace Period Must Be At Least XX Days-

The XXX Civil Code states that for a loan secured by a single family, owner-occupied dwelling, the grace period cannot be less than XX days. (XXX Civ. Code XXXX.X)

Response X (XX/XX/XXXX X:XXAM)
Client is federally-chartered and not held to the XX day grace period. Finding cleared.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015967	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015972	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015978	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419015979	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The Final CD dated XX/XX/XXXX reflects a lender credit which is sufficient to cover the increase in zero tolerance charges.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The Final CD dated XX/XX/XXXX reflects a lender credit which is sufficient to cover the increase in zero tolerance charges.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419015985	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016007	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan No AUS found in the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016009	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016011	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file and is required per guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016016	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response X (XX/XX/XXXX X:XXAM)
Client provided e-mail from the Borrower stating they have received the Closing Disclosure on July XX, XXXX with a loan Consummation Date of July XX, XXXX, loan passes the Initial Closing Disclosure Test that requires the Borrower to receive the Initial Closing Disclosure at least three days prior to the Consummation Date.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX X:XXAM)
Client agrees with our initial finding.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XXX.XX.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on X/XX/XXXX does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXAM)
Client agrees with our initial finding.

(Clear) AUS Missing-

The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible.

Response X (XX/XX/XXXX X:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

: The XXXX XXXX is missing from the loan file. Per the Jumbo Guidelines, X years federal tax returns with all schedules are required for Self-employed borrowers.

Response X (XX/XX/XXXX X:XXPM)
Borrower owns less than XX% of the primary XXXX business. K-X's are sufficient. Complete business returns in file for secondary business. (Resolved)

									2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016018	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XX.XX is required.

(Open) TRID- Revised LE Delivery Date (after issue of CD)-

The revised loan estimate delivery date is on or after the initial closing disclosure delivery date. The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016023	xxx	xxx	xxx	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings

(Corrected) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. Per the program guidelines, the borrower was required to verify XX months of reserves for the subject totaling $XX,XXX in addition to the total cash to close of $XXX,XXX. The loan file contained bank statements from XXX, XXX, XXX and XXX confirming available assets of $XXX,XXX. There was not additional documentation provided. As result, there was a reserve shortage of $X,XXX.

Response X (XX/XX/XXXX X:XXPM)
We up hold our original finding. The XXX guidelines, mentioned by the Client is dated XX/XX/XXXX. Loan file closed on XX/XX/XXXX, the applicable guidelines is dated XX/XX/XXXX. XX months of reserves is required. Unless the LTV is less than XX% and the borrower credit score is XXX or higher. The loan file closed at XX% LTV and XXX for the customer credit score.

Response X (XX/XX/XXXX X:XXPM)
Further review of the loan documentation revealed sufficient assets to cover cash to close, earnest money, and reserves.

									3	3	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A
419016030	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate and Closing Disclosure- The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii)) Response X (XX/XX/XXXX X:XXAM) The CD issued XX/XX/XXXX was after the last LE dated XX/XX/XXXX.	(Clear) AUS Missing-

The AUS is missing from the loan file. Additionally, review of the guidelines (section X.X.X.X - Employment and Offers and Contracts), indicated that a XXX loan with a CLTV equal to or less than XX% and a qualifying FICO score of XXX or above, would allow the consideration of the new employment offer and the borrower to be qualified with the fully executed employment agreement verifying the proposed income, as long as the subject loan had an approval of a TAAM level IV or above underwriter's discretion. This approval was not located in the loan file.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Assets - Recent Large Deposits-

Recent large deposits were not adequately sourced or documented. The borrowers' bank statement dated XX/XX/XXXX, reflected a large deposit in the amount of $XX,XXX and another bank statement dated XX/XX/XXXX, reflected a large deposit, in the amount of $XX,XXX. The loan file did not contain additional documentation to adequately explain the deposits.

Response X (XX/XX/XXXX X:XXPM)
Review of the documentation verified and sourced all but $XX,XXX. New verified liquid assets of $XXX,XXX are sufficient for required cash to close.

(Clear) Reserve Assets-

Sufficient reserves to meet AUS/Loan Approval requirements were not verified in the file. The borrowers' bank statement contained X large deposits which were not sourced or documented; therefore, the total amount of the deposits were subtracted from the borrowers' liquid assets, resulting in a shortage of $XX,XXX.

Response X (XX/XX/XXXX X:XXPM)
Review of the documentation verified and sourced all but $XX,XXX. New verified liquid assets of $XXX,XXX are sufficient for required cash to close.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required for closing. The borrowers' bank statement contained X large deposits which were not sourced, documented or explained; therefore, the total amount of the deposits were subtracted from the borrowers' liquid assets, resulting in a shortage of $XX,XXX.

Response X (XX/XX/XXXX X:XXPM)
Review of the documentation verified and sourced all but $XX,XXX. New verified liquid assets of $XXX,XXX are sufficient for required cash to close.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016037	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- XX% Tolerance Violation Not Cured- This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required. Response X (XX/XX/XXXX X:XXAM) The client provided a Final CD with a cost to cure and proof of check.	(Open) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. (Open) Tax Transcripts Missing- The tax transcripts are missing for XXXX and XXXX from the loan file as required per the Jumbo guidelines. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419016038	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. The DU AUS, is required per the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016040	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Closing Information/File number Info- The CD issued on X/XX/XXXX & X/XX/XXXX does not reflect the correct File number.	(Clear) AUS Missing-

The AUS is missing from the loan file as required per the Jumbo guidelines.

Response X (XX/XX/XXXX X:XXPM)
Uploaded AUS could not be located. (Upheld)

Response X (XX/XX/XXXX X:XXPM)
AUS provided was sufficient to clear the finding.

(Open) VVOE required-

: A VVOE is required within XX days of Note date of X/XX/XXXX. The loan file contains a WVOE and paystub from XXX; however, the loan file also contains a paystub dated X/X/XX from XXX showing YTD earnings. The origination underwriter calculated the qualifying income from XXX income; however, the loan file does not document the VVOE with the new employer as required per Jumbo guidelines.

									4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419016045	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXAM) No Action Loan grade X or X.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016050	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- XX% Tolerance Violation Not Cured- This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required. Response X (XX/XX/XXXX X:XXAM) Per the Service Providers List, Service Link was disclosed to the borrower. Review of the final Closing Disclosure, confirmed the Settlement provider was Service Link; therefore, the title fees are included in the cannot increase category. A cost to cure of $XXX.XX is required. Response X (XX/XX/XXXX X:XXPM) The client provided the borrower with a cure in the amount of $XXX.XX.	(Open) AUS Missing- Per jumbo guidelines a DU approval reflecting Approve/Ineligible is required. The AUS is missing from the loan file. (Open) Reserve Assets- Sufficient reserves to meet AUS/Loan Approval requirements were not verified in the file. Reserves of $XX,XXX was required. The file was missing all asset documentation; therefore, the borrowers were short $XX,XXX in meeting the reserve requirements.		3	3	2	N/A	C	C	N/A	B	C	C	N/A	B	C	C	N/A	B
419016054	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Closing Information/File number Info-

The CD issued on X/XX/XXXX does not reflect the correct File number.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised CD issued on X/XX/XXXX .

(Open) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated X/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

(Open) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated X/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, X/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX. A reimbursement was given in the amount of $XX.XX; therefore, a cost to cure in the amount of $XX.XX is required. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the addition to the following fees was not accepted: Verification of Employment. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

(Open) TRID- Lender Credits That Cannot Decrease-

This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). The lender credit decreased on CD issued on X/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

Response X (XX/XX/XXXX XX:XXPM)
The lender credit went from XXXX.XX on the CD dated X/XX/XXXX and decreased to XXXX.XX on the CD dated X/XX/XXXX. This information was not disclosed to the borrower on a change of circumstance.

							(Clear) AUS Missing- The AUS is missing from the loan file Finding verbiage as follows: The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419016057	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings (Open) VOR Required- The final application indicated the borrower renting his current residence for over a year. Per the program guidelines, a verification of XX months rental payments is required. The loan file did not contain any documentation to verify rental payments were made on time.		2	2	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A
419016058	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The DU AUS, as required by the client's XXX Jumbo Guidelines, is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016059	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016060	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response X (XX/XX/XXXX X:XXPM)
Client provided Initial CD on XX/XX/XXXX, Documentation showing Initial CD was sent electronically was not provided; However, if method of delivery of Initial CD was by mail on X/XX/XXXX with Consummation Date of XX/XX/XXXX, loan passes the Initial Disclosure Date test that requires the Borrower to receive the Initial Closing Disclosure at least three days prior to the Consummation date.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines. This is not an Appendix Q violation, therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016061	xxx	xxx	xxx		ATR Compliant		(Open) AUS Missing- The AUS is missing from the loan file as per the Jumbo Guidelines. (Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The subject is a X unit condo with a LTV of XX.XXX% with no evidence of FNMA approval. The loan file contained a Limited project review which is limited to XX%. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The Investor allows for XX% max back end ratio. The subject is at XX.XXX% which exceeds guidelines. The LTV is XX.XXX%; therefore, the Jumbo Guidelines reflect the max DTI is XX%.		3	3	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A
419016062	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016070	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016080	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016085	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016087	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016093	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016097	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016103	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016104	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016154	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016178	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016188	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XX-

The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
Agree with Client

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XXX-

The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR XXXX.XX(d)(X); OSC XX(c)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
Agree with Client.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419016189	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt is required.

Response X (XX/XX/XXXX X:XXPM)
The client provided a screenshot of an acknowledgment date of X/XX/XXXX however the screenshot does not provide information on what document was acknowledged. Please provide more details on what was acknowledged.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX. Information regarding license requirements for the contact person could not be obtained.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419016196	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX X:XXPM)
Per the EDDN, Initial Cd generated and mailed on X/XX/XXXX.

Response X (XX/XX/XXXX XX:XXAM)
The Initial CD was issued on XX/XX/XXXX. There was no timing violation.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016206	xxx	xxx	xxx		ATR Compliant		(Clear) VOR Required- Verification of XX months rental payments is required. File does not contain VOR or XX months payment history. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016211	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Appraisal - property is legal, non-conforming property- The subject property was zoned Legal, Non-conforming. Per the appraiser's comment, the site size doe not conform to current zoning regulations. As a result, the appraiser could not confirm the subject property could be rebuilt within current ordinances.		2	2	1	NA	B	B	NA	A	B	B	NA	A	B	B	NA	A
419016221	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Missing Mortgage- Mortgage in file is signed but not recorded. Response X (XX/XX/XXXX XX:XXAM) The recorded mortgage was provided.			1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016234	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	The subject property was zoned Legal, Non-conforming. Per the appraiser's comment, the site size does not conform to current zoning regulations. As a result, the appraiser could not confirm the subject property could be rebuilt within current ordinances.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016247	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016259	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The internal screenshot provided by the client is not sufficient documentation to verify the Closing Disclosure dated XX/XX/XXXX was not provided to the borrower.

Response X (XX/XX/XXXX X:XXPM)
Client provided screenshots that include loan number, borrower name and log of what was sent/occurred on the same date of CD.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016273	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016286	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016287	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016293	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016322	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016324	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016325	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) RESPA Reform HUD-X Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XX.XX Response X (XX/XX/XXXX X:XXPM) The GFE dated X/XX/XXXX was provided. Cost to cure was cleared.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016354	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016375	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016376	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016381	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Grace Period Must Be At Least XX Days- The XXX Civil Code states that for a loan secured by a single family, owner-occupied dwelling, the grace period cannot be less than XX days. (XXX. Civ. Code XXXX.X) Response X (XX/XX/XXXX XX:XXAM) Agree with client	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016387	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Revised LE Delivery Date (after issue of CD)- This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate was issued the same day as the initial Closing Disclosure.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016388	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The loan file did not contain the tool kit.

Response X (XX/XX/XXXX XX:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower.

(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX X:XXPM)
The receipt acknowledgement dated X/XX/XXXX was provided.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016399	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016410	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured- This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XXX.XX is required. (Open) TRID CD- Closing Information/File number Info- The CD issued on XX/XX/XXXX is missing the file number.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016412	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016428	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXAM)
The Final CD did not reflect an increase in zero tolerance charges as the VOE was paid by the lender.

(Open) Last Loan Estimate Sent Method Not In Person and No Received Date-

The last Loan Estimate Received Date of (XXXX-XX-XX) is not X business days before the consummation date of (XXXX-XX-XX). Four business days before consummation is (XXXX-XX-XX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than X business days before consummation. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

							(Clear) VOR Required- Verification of XX months rental payments is required. No VOR or XX months rental payments located in the file. Response X (XX/XX/XXXX X:XXAM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419016439	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016440	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016443	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)- The initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date. Response X (XX/XX/XXXX X:XXPM) Received email documentation from the borrower's acknowledging the receipt of the Closing Disclosure on X/X/XXXX which is within X business days of closing.	(Clear) AUS Missing- Per lender guidelines a DU approval with a finding of Approve/Ineligible is required. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016452	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response X (XX/XX/XXXX XX:XXPM)
Additional Documentation to clear exception was not provided on XX/XX/XXXX. The method of delivery by mail can not be used for Initial Closing Disclosure issued on XX/XX/XXXX for testing purposes without receipt of revised Loan Estimate issued on XX.XX.XXXX.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XXX.XX is required. There was a cost to cure in the amount of $XXX.XX of which $XXX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $X.XX.

Response X (XX/XX/XXXX XX:XXPM)
Further review of the loan confirmed there is no $X.XX cost to cure. The appraisal fee increased and appraisal review was added plus the Verification of VOE paid by Lender for $XX= $XXX Lender credit for $XXX.XX leaves a balance of $XX.XX which is the fee for the VOE paid by Lender, therefore there is no variance.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX XX:XXPM)
Additional Documentation to clear exception was not provided on XX/XX/XXXX.

Response X (XX/XX/XXXX X:XXPM)
Screenshot with loan number was provided, proof of electronic delivery of CD on X/XX.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419016453	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- he AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419016463	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016487	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016536	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016537	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016553	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan file is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016564	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016567	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016578	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016581	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VOR Required- .. Verification of XX months rental payments is required and not in the loan file.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419016582	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016586	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The Loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016591	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016592	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016604	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016608	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016641	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure- The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii)) Response X (XX/XX/XXXX X:XXPM) The client agrees with the original finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419016649	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016651	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016659	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate Sent Method Not In Person and No Received Date- The last Loan Estimate Received Date of (XXXX-XX-XX) is not X business days before the consummation date of (XXXX-XX-XX). Four business days before consummation is (XXXX-XX-XX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than X business days before consummation. (XX CFR XXXX.XX(e)(X)(ii)) Response X (XX/XX/XXXX X:XXPM) The last CD date X-XX signed on X-XX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016661	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016672	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings. (Clear) VOR Required- Verification of XX months rental payments is required. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016673	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016694	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

There was a cost to cure in the amount of $XXX.XX of which $X.XX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $XXX.XX.

Response X (XX/XX/XXXX X:XXPM)
The HOA Certification Fee was disclosed to the borrower on XX/XX/XXXX. The Credit Report Fee increased from the Initial LE, however the lender issued a Specific Lender Credit to cure the zero tolerance fee violation at closing. No additional cure is required.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on XX/XX/XXXX is missing the file number.

Response X (XX/XX/XXXX XX:XXAM)
Client agrees with our initial finding

							(Open) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is a primary purchase of a condo and the loan file is missing the required condo documentation as per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	2	N/A	C	C	N/A	B	C	C	N/A	B	C	C	N/A	B
419016700	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees- A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance. Response X (XX/XX/XXXX X:XXAM) Agree with Client . Finding will be cleared	(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016715	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) VVOE required- .. A VVOE is required within XX days of Note date per jumbo guidelines. No VVOE is in evidence in the file. (Clear) AUS Missing- The AUS is missing from the loan file as require per jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419016733	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016756	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016759	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016760	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016788	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016789	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016792	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016803	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Miscalc- .. The income is miscalculated on the borrower resulting in the DTI exceeding the XX% QM maximum. Response X (XX/XX/XXXX X:XXPM) Explanation received is sufficient. Qualifying income recalculated. DTI does not exceed XX%. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016806	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016814	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016829	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

The Initial Closing Disclosure issued XX/XX/XXXX was acknowledged by the consumer on XX/XX/XXXX and therefore the disclosure was not provide to the consumer three days prior to the consummation date of XX/XX/XXXX.

Response X (XX/XX/XXXX X:XXAM)
The initial CD was sent to all parties with the right to rescind on XX/XX/XXXX, which is X days prior to the consummation date of XX/XX/XXXX.

(Clear) TRID- CD Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD was provided to XXX. Per regulation, CD(s) must be provided to all who have the right to rescind.

Response X (XX/XX/XXXX X:XXAM)
The initial CD was sent to all parties with the right to rescind on XX/XX/XXXX, which is X days prior to the consummation date of XX/XX/XXXX.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for transaction eligibility, which prohibits the property from being listed for sale in the last six months. The subject was listed for sale on October XX, XXXX. The loan file contains the listing agreement, which confirms the listing. The Borrower also provided a letter of explanation for the listing and the change in plans to remain in the subject property.

Response X (XX/XX/XXXX X:XXPM)
No documentation was provided allowing exceptions to the published guidelines. Per the Held for Investment guidelines, cash-out refinance transactions with a subject property listed for sale within the previous X months from the application date are not eligible. Per the appraisal and listing agreement in the loan file, the subject was listed for sale on XX/XX/XXXX and expired on XX/XX/XXXX, which was less than X months from the application date of XX/XX/XXXX. Client provided documentation of an internally approved exception to the guideline.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419016833	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016838	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Closing Information/File number Info- The CD issued on XX/XX/XXXX is missing the file number.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016839	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016843	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The Lender Credit of $X,XXX.XX reflected on the final CD consisted of only $X.XX for an increase in Closing Costs; however, this is not sufficient enough to cover the total fee variance amount of $X,XXX.XX for the Transfer Tax fee which was not disclosed on the Loan Estimate.

Response X (XX/XX/XXXX X:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The Lender Credit of $X,XXX.XX reflected on the final CD consisted of only $X.XX for an increase in Closing Costs; however, this is not sufficient enough to cover the total fee variance amount of $X,XXX.XX for the Transfer Tax fee which was not disclosed on the Loan Estimate.

Response X (XX/XX/XXXX X:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016847	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Fee increase was re-disclosed.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Fee increase was re-disclosed.

(Clear) Late Fee Less Than or Equal to X%-

The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b)

Response X (XX/XX/XXXX XX:XXAM)
Client is federally-chartered; rule does not apply.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016854	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured- This loan failed the charges that cannot increase test. There was a cost to cure in the amount of $XXX.XX of which $XX was reimbursed on the Final CD. There is remaining cost to cure in the amount of $XX. Response X (XX/XX/XXXX X:XXPM) Further review of the Loan Estimate and the Closing Disclosure confirmed the increased fee was paid by the Lender at closing. A cost to cure is not required.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016860	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016862	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Unable to verify borrower was an EDDN customer.

Response X (XX/XX/XXXX X:XXAM)
The acknowledgement of client receiving the closing disclosure three days before closing was provided.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $X.XX is required.

Response X (XX/XX/XXXX XX:XXPM)
The client provided the borrower with a cure in the amount of $X.XX.

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016871	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016877	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX X:XXAM)
Agree with client, initial CD provided on X/XX/XXXX which is more than three business days before consummation date of X/XX/XXXX. Finding cleared.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016878	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016881	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind-

Right to Cancel Notice was not provided in the loan file and was not issued to, signed and/or dated by all required parties.

Response X (XX/XX/XXXX X:XXPM)
Hardship letter to waive RTC found in file. Finding cleared.

(Clear) Right of Rescission (Loan Disbursement Violation)(TIL)(Last CD Sent/Received)-

The loan disbursement date (XXXX-XX-XX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXXX-XX-XX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, XX CFR XXXX.XX(c) and Official Staff Commentary)

Response X (XX/XX/XXXX X:XXPM)
Hardship letter to waive RTC found in file. Finding cleared.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016892	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016901	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX X:XXPM)
Documentation in loan file verifies borrower acknowledged receipt of CD on X/X/XX.

							(Clear) AUS Missing- The AUS is missing from the loan file and is required per guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings. (Open) VVOE required- A VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired.		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419016912	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

Response X (XX/XX/XXXX X:XXPM)
AUS upload could not be located. (Upheld)

Response X (XX/XX/XXXX XX:XXPM)
AUS provided to clear finding.

(Open) Income Docs-

A current paystub and WXs for the coborrower current employment are missing from the loan file as required per the Jumbo guidelines, however, current and past year income is reflected on TWN verification. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

									2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419016913	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016919	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016929	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419016941	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) AUS upload could not be located. (Upheld) Response X (XX/XX/XXXX X:XXPM) AUS provided is sufficient to clear finding.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016952	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016954	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016957	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XXX-

The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR Sec. XXXX.XX(d)(X); OSC XX(c)(X)(ii)-X).

Response X (XX/XX/XXXX X:XXPM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per XX USC XXXX(e).

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XX-

The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X).

Response X (XX/XX/XXXX X:XXPM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per XX USC XXXX(e).

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419016969	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016980	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016987	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419016992	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017001	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017015	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) HUD-X Final- It could not be determined that the HUD-X provided in the loan file was the FINAL binding HUD-X. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017016	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Employment history- .. Two full years of continuous employment history was not obtained for the Co-borrower as required. Response X (XX/XX/XXXX X:XXPM) VVOE in file is sufficient.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017039	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017042	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017048	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate Sent Method Not In Person and No Received Date-

The last Loan Estimate Received Date of (XXXX-XX-XX) is not X business days before the consummation date of (XXXX-XX-XX). Four business days before consummation is (XXXX-XX-XX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than X business days before consummation. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXAM)
The final LE was sent to the borrower on XX/XX/XXXX which is X business days before the consummation date of XX/XX/XXXX.

(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The client agrees with the original finding.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419017050	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017088	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017091	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017101	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017106	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Must Be < = X%- The Massachusetts Alienation of Land Provisions state that a closed-end loan may not contain a late charge greater than X%. (M.G.L. c. XXX Section XX) Response X (XX/XX/XXXX XX:XXAM) Agree with client calculation for finance charge.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017113	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS is missing from the loan file as per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

Response X (XX/XX/XXXX X:XXPM)
AUS provided is sufficient to clear the finding.

(Open) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The subject loan is a refinance of a primary and the subject property was purchased on XX/XX/XXXX, within the last XX months from the Note date of X/X/XXXX; therefore the purchase price is used to determine the LTV. As a result the LTV is XX.XXX%; therefore XX months reserves are required per the Jumbo guidelines. The required assets to be verified is $XX,XXX and the asset documentation in the file verifies assets totaling $XX,XXX; therefore the borrower is short the required verified reserves of $XX,XXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419017118	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017126	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees- A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance. Response X (XX/XX/XXXX X:XXAM) The cure issued on the file for $XXX.XX is the correct amount for the cure. There is a Change of Circumstance in the file for X/XX as to why the increase and decrease in fees and therefore the finding has been cleared.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXAM) Resolved. Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017129	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings. (Clear) VOR Required- Verification of XX months rental payments is required. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017134	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017136	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017143	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017146	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017148	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017149	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Intent To Proceed Date < Loan Estimate Received Date-

The date the consumer indicated an intent to proceed with a transaction (XXXX-XX-XX) is before the date the consumer received the Loan Estimate (XXXX-XX-XX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (XX CFR XXXX.XX(e)(X)(i)(A))

Response X (XX/XX/XXXX X:XXAM)
Agree with Client, The Regulation Z package includes a copy of the LE which was sent on X/XX/XX and the ITP was on X/XX/XX.

(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXAM)
Agree with Client, confirmed the only fees that increased from the initial LE and the final CD was the appraisal fee and the discount points. There was a valid change for the discount points increased on X/XX/XX. The appraisal fee increase was not valid so a lender cure in the amount of $XXX was provided on the final CD.

(Clear) Late Fee Less Than or Equal to X%-

The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b)

Response X (XX/XX/XXXX X:XXPM)
Agree with client, the client's loan are federally chartered and are not held to the X$ max late fee. This finding has been cleared.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017155	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file, Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017165	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VVOE required-

.. A VVOE is required within XX days of Note date per jumbo guidelines. No VVOE is in evidence in the file for the co-borrower.

(Clear) AUS Missing-

Per the jumbo guidelines all loans must be submitted to DU and receive Approve/Ineligible. The AUS is missing from the loan file.

Response X (XX/XX/XXXX X:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Transcripts Missing-

Per jumbo guidelines tax transcripts are required. The tax transcripts are missing from the loan file.

Response X (XX/XX/XXXX XX:XXAM)
According to updated guidelines, transcripts are required for W-X borrowers.

									2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419017166	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Closing Information/File number Info- The CD issued on XX/XX/XXXX & XX/XX/XXXX does not reflect the correct File number. File number is missing completely.	(Open) Expired Documents @ Closing- The subject loan closed on XX/XX/XXXX. Per the guidelines, income and asset documents must be dated within XX days of closing. The loan file contained paystubs dated X/XX/XXXX and X/XX/XXXX. The loan file also contained quarterly bank statements dated XX/XX/XXXX and XX/XX/XXXX. No additional documentation was provided and as a result the income and asset documents were expired at the time of closing.		2	2	2	N/A	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B
419017182	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VOR Required- .. Verification of XX months rental payments is required and not present in the loan file. Response X (XX/XX/XXXX X:XXPM) Referenced section of the guide supports the explanation provided. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017189	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017211	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017217	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017218	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017219	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The Loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017222	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Debts Not verified on credit report- ATF Fail. The credit report did not reflect the X/XXXX mortgage payment and was not independently verified. Response X (XX/XX/XXXX X:XXAM) Bank statement in file reflects March XXXt cleared on X/X/XXXX. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017241	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017249	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017250	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017254	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017265	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017272	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX XX:XXPM)
The client agrees with the original finding.

(Clear) RESPA Reform Change in Circumstances-

The file was missing a change in circumstance form or loan note to support the revised GFE dated X/XX/XX.

Response X (XX/XX/XXXX XX:XXPM)
The change in circumstance supported the revised GFE dated X/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419017299	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind-

Right to Cancel Notice provided in the loan file was not signed and/or dated by all required parties.

Response X (XX/XX/XXXX XX:XXAM)
NORTC imaged in loan document. Finding Cleared.

(Clear) Corrected Closing Disclosure No Later Than X Business Days Before Consummation - Over Disclosure (Regular)-

The (X.XXX%) disclosed APR exceeds the actual APR of (X.XXX%) by more than .XXX%. The ($XXX,XXX.XX) disclosed finance charge does not exceed the actual finance charge of ($XXX,XXX.XX); so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than X business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after it is mailed or delivered. (XX CFR XXXX.XX(f); XXXX.XX; XXXX.XX(f); XXXX.XX(a)(X); OSC XX(c)(X)(ii)-X)

Response X (XX/XX/XXXX XX:XXAM)
Reviewed the closing disclosure, the APR listed as X.XXX is correct. Finding Cleared.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017300	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017312	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees- A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance. Response X (XX/XX/XXXX X:XXPM) The general lender credit and the lender credit for excess charges on the final CD were sufficient to cover the increase in the zero tolerance fees.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017317	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
Servicer Agrees.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The fee condition regarding the General Credits and Lender Credits have been corrected and there is no longer a FAIL for the fee.

(Clear) Last Loan Estimate and Closing Disclosure-

The last Loan Estimate Received Date of (XXXX-XX-XX) is not X business days before the consummation date of (XXXX-XX-XX). Four business days before consummation is (XXXX-XX-XX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than X business days before consummation. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The client sent in the printout from their system showing the Initial CD issued date set and documents signed date, but there is nothing to verify that documentation was for our subject transaction. Finding remains open.

Response X (XX/XX/XXXX X:XXPM)
The last LE was provided on XX/XX/XXXX and the loan closed on XX/XX/XXXX. There was no timing violation.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419017331	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind-

Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties.

Response X (XX/XX/XXXX X:XXPM)
Agree with client, the Final loan application confirmed that is a Xnd home therefore the NORTC does not apply. This finding has been cleared.

(Clear) Last Loan Estimate Sent Method Not In Person and No Received Date-

The last Loan Estimate Received Date of (XXXX-XX-XX) is not X business days before the consummation date of (XXXX-XX-XX). Four business days before consummation is (XXXX-XX-XX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than X business days before consummation. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXAM)
Agree with client, The customer is EDDN which means they received the LE electronically on X/XX/XX and the date of consummation was X/XX/XX.

(Clear) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXAM)
Agree with Client, the customer is EDDN which means they received the LE electronically on X/XX/XX and the date of consummation was X/XX/XX.

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XX-

The disclosed finance charge ($XXX,XXX.XX) is ($X,XXX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
Agree with client calculation for finance charge. Finding cleared.

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XXX-

The disclosed finance charge ($XXX,XXX.XX) is ($X,XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR XXXX.XX(d)(X); OSC XX(c)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
Void. Agree with client calculation for finance charge. Finding cleared.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017338	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XXX- The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR XXXX.XX(d)(X); OSC XX(c)(X)(ii)-X) Response X (XX/XX/XXXX XX:XXPM) Finance charges correctly calculated.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017343	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Manual underwriting is not allowed. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017346	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017347	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage-

The mortgage was not recorded.

Response X (XX/XX/XXXX X:XXPM)
The recorded mortgage was provided.

(Clear) Initial Loan Estimate Sent Date > X Business Days from Application Date-

The Initial Loan Estimate Disclosure Date (XXXX-XX-XX) is more than X business days from the Application Date (XXXX-XX-XX). Three business days from the Application Date is (XXXX-XX-XX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (XX CFR XXXX.XX(e)(X)(iii))

Response X (XX/XX/XXXX X:XXPM)
The Initial Loan Estimate dated XX/XX/XXXX was provided.

							(Clear) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XXXX as per the Jumbo guidelines. No XX day VVOE is in evidence in the file for the Borrower. (Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419017349	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX X:XXPM)
Client provided the Revised Loan Estimate on XX/XX/XXXX, Documentation showing the Revised Loan Estimate was sent electronically was not provided; If method of delivery for Revised Loan Estimate was by mail on XX/XX/XXXX with Consummation Date of XX/XX/XXXX loan does not pass the Revised Loan Estimate Disclosure Date test that requires the Borrower to receive the Revised Loan Estimate X days prior to closing.

(Open) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX X:XXPM)
Client provided Initial Closing Disclosure on XX/XX/XXXX, Documentation showing Initial Closing Disclosure was sent electronically was provided; however without receipt of Revised Loan Estimate issued on XX/XX/XXXX the method of delivery electronically can not be used; if the method of delivery was by mail on XX/XX/XXXX and Consummation Date of XX/XX/XXXX the loan fails the Initial Closing Disclosure Date test that requires the Borrower to receive the Initial Closing Disclosure X days prior to the Consummation Date.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee, Credit Report, and Verification of Employment on the CD issued on XX/XX/XXXX. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. A Cost to cure in the amount of $XX.XX is required of which $XX.XX was cured and $XX.XX is still needed.

Response X (XX/XX/XXXX XX:XXPM)
Resolved.

(Open) TRID CD- 'Title' missing-

The Settlement or Closing Fee on the CD issued on XX/XX/XXXX is not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Clear) Disclosures Federal Missing-

The file was found to be missing the Home Loan Tool Kit.

Response X (XX/XX/XXXX XX:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419017367	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX XX:XXAM)
Further review of the loan file confirmed the recording fee of $XXX on XX/XX/XXXX increased to $XXX.XX on the Final Closing Disclosure. The loan file did not contain a valid change of circumstance for the increased fee.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XXX.XX.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX XX:XXAM)
The evidence of receipt of the revised Loan Estimate was not provided.

Response X (XX/XX/XXXX X:XXPM)
No additional rebuttal - agree with finding.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q;therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017368	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The DU AUS, as required by the client's XXX Jumbo Guidelines, was missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017375	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017380	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX XX:XXAM)
Client provided the revised Loan Estimate on XX/XX/XXXX, Documentation showing revised Loan Estimate was sent electronically was not provided; However, if method of delivery of revised Loan Estimate was by mail on XX/XX/XXXX with Consummation Date of XX/XX/XXXX, loan passes the Initial Disclosure Date test that requires the Borrower to receive the Initial Closing Disclosure at least four days prior to the Consummation date.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX XX:XXAM)
Further review of the loan file confirmed the lender paid for the Verification of Employment fee and no additional cure is required.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017385	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). This loan failed the charges that cannot increase test. There was a cost to cure in the amount of $XXX.XX of which $XX.XX was reimbursed on the Final CD. There is remaining cost to cure in the amount of $XXX.XX for the increase in discount points. The discount points on the initial LE were $XXX.XX and in the final CD they are $XXX.XX.

Response X (XX/XX/XXXX X:XXPM)
A valid Change of Circumstance was provided confirming the increased Discount Points were disclosed to the borrower.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) AUS upload could not be located. (Upheld) Response X (XX/XX/XXXX X:XXPM) AUS provided is sufficient to clear the finding.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017392	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017397	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017403	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The Loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017407	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017410	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017420	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017431	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017436	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017443	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017455	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017457	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017465	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017466	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017505	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017510	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within XX days of Note date. The VVOE in file is dated XX/XX/XXXX and therefore is expired. Response X (XX/XX/XXXX X:XXPM) Seller agrees with finding. (Upheld)		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419017525	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017547	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017551	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. (Open) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The Borrower is short assets in the amount of $XX,XXX. This is not a violation of Appendix Q;therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419017560	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Closing Information/File number Info- The CD issued on XX/XX/XXXX is missing the file number. Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Reserve Assets- Sufficient reserves to meet jumbo requirements were not verified in the file. The Borrower was required to have X months reserves or $XX,XXX; however, assets were not documented. The file includes only one bank statement dated XX/XX/XXXX. The subject loan closed X/XX/XXXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	2	N/A	C	C	N/A	B	C	C	N/A	B	C	C	N/A	B
419017561	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- Per the program guidelines, all loans must be run through Desktop Underwriter (DU) and receive an 'Approve' determination. The AUS is missing from the loan file. As a result, the loan did not meet the program guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017573	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS, as required by the client's XXX Jumbo Guidelines, was missing from the loan file.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of reserves of XX months as required by guidelines. Assets were documented in the amount of $XX,XXX; however, were short in the amount of $XX.

Response X (XX/XX/XXXX X:XXPM)
Initial application date was XX/XX/XXXX. XXX Jumbo guidelines utilized in audit review were dated XX/XX/XXXX. Per the guidelines dated most recently before the application, loans with a LTV/CLTV over XX% require the borrower to verify XX months of reserves on the subject property. Assets verified in the loan file were $XX,XXX; therefore, there was an asset shortage of $XX.

Response X (XX/XX/XXXX X:XXPM)
Further review of the Credit Underwriting guidelines, XXX% of the value of the retirement accounts can be used for reserve calculations. As a result, the verified assets of $XX,XXX is sufficient to cover the reserve requirement.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017575	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing the Home Tool Kit.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/X/XXXX.

(Open) TRID CD- 'Title' missing-

The Settlement or Closing Fee on the CD issued on XX/XX/XXXX is not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Clear) TRID- CD Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD provided to the non-borrower on title . Per regulation, CD(s) must be provided to all who have the right to rescind.

Response X (XX/XX/XXXX X:XXPM)
Client provided documentation showing Initial Closing Disclosure with Cover Letter were provided to Non-Borrower on XX/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017590	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017604	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017612	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017622	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017658	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) RESPA Reform HUD-X Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XX.XX. Response X (XX/XX/XXXX X:XXPM) All GFE's provided in the file show title fee remained the same throughout entire loan process. No cure needed.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017666	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closed-End Finance Charge Rescission Tolerance-

The disclosed finance charge ($XXX,XXX.XX) is less than the actual finance charge ($XXX,XXX.XX) by ($X,XXX.XX). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of X% of the note amount ($X,XXX.XX) or $XXX, whichever is greater. (XX CFR Sec. XXXX.XX(g); OSC XX(c)(X)(ii)-X). The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per XX USC XXXX(e).

Response X (XX/XX/XXXX X:XXPM)
Defect was made in error.

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XXX-

The disclosed finance charge ($XXX,XXX.XX) is ($X,XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR Sec. XXXX.XX(d)(X); OSC XX(c)(X)(ii)-X).

Response X (XX/XX/XXXX X:XXPM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per XX USC XXXX(e).

Response X (XX/XX/XXXX X:XXPM)
Defect was made in error.

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XX-

The disclosed finance charge ($XXX,XXX.XX) is ($X,XXX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X).

Response X (XX/XX/XXXX X:XXPM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per XX USC XXXX(e).

Response X (XX/XX/XXXX X:XXPM)
Defect was made in error.

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017679	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017688	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017692	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017711	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial LE Delivery Date (prior to consummation)-

This loan failed the initial loan estimate delivery/mail date test (prior to consummation). The Initial Loan Estimate delivery/mail date is less than seven business days before the Consummation Date.

Response X (XX/XX/XXXX X:XXAM)
The provided verification of receipt of the EDDN documents was illegible.

Response X (XX/XX/XXXX X:XXPM)
Client provided Initial Loan Estimate on XX/XX/XXXX, Documentation showing Initial Loan Estimate was sent electronically was not provided; However, if method of delivery of Initial Loan Estimate was by mail on XX/XX/XXXX with Consummation Date of XX/XX/XXXX, loan passes the Initial Loan Estimate test that requires the Borrower to receive the Initial Loan Estimate at least seven days prior to the Consummation date.

(Open) TRID- Revised LE Delivery Date (after issue of CD)-

This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date.

Response X (XX/XX/XXXX X:XXAM)
Additional Documentation to clear exception was not provided on XX/XX/XXXX

(Open) TRID CD- Closing Information/File number Info-

The CD issued on XX/XX/XXXX and XX/XX/XXXX is missing the file number.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

Response X (XX/XX/XXXX X:XXPM)
Additional Documentation to clear exception was not provided on XX/XX/XXXX

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017720	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX-XX-XX: Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X)).

Response X (XX/XX/XXXX X:XXPM)
The Analyst has the VOE fee being paid by the Lender. The Client states that the VOE was paid outside of closing, but the documentation that was presented shows Paid by Others (not outside of closing).

Response X (XX/XX/XXXX XX:XXAM)
The Verification of Employment charge was disclosed on the Final LE and the lender credit increased to cover the fee increase. No cure is required.

Response X (XX/XX/XXXX X:XXPM)
The Client provided the Borrower with a variance cure in the amount of $XX.XX.

(Clear) Prior CD and Last CD Loan Product < > System (Last CD Received)-

The last Closing Disclosure Received Date (XXXX-XX-XX) is not at least X business days before the consummation date of (XXXX-XX-XX). The (FIXED RATE) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (Fixed Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
The loan product is correct as a Fixed Rate per the documentation that the Client sent in.

(Clear) Grace Period Must Be XX Days or More-

Under the New Jersey Home Ownership Security Act, a late fee on a home loan may not be charged unless the payment is past due for XX days or more. (N.J.S.A. XX:XXB-XX.X.d)

Response X (XX/XX/XXXX X:XXPM)
Clients loans are federally chartered and not held to the XX days Grace Period

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017730	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Corrected Closing Disclosure No Later Than X Business Days Before Consummation (Inaccurate APR)(Regular)-

The Annual Percentage Rate of (X.XX%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than X business days before the consummation date of (XXXX-XX-XX). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(A); XXXX.XX(a)(X))

Response X (XX/XX/XXXX X:XXPM)
Void. Updated system calculations. The disclosed APR is accurate and is not lower than the actual APR by more than .XXX%. No need for a corrected Closing Disclosure to be sent to the borrower. Finding cleared.

(Clear) Closed-End APR Disclosure Tolerance-

The disclosed APR (X.XX) is lower than the actual APR (X.XXX) by more than .XXX%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .XXX% on a regular mortgage transaction. (XX CFR XXXX.XX(f), XXXX.XX(a)(X), & XXXX.XX(a)(X))

Response X (XX/XX/XXXX X:XXPM)
Updated system calculations. The disclosed APR is accurate and is not lower than the actual APR by more than .XXX%. Finding cleared.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017738	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017752	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). There was a cost to cure in the amount of $X,XXX.XX of which $XXX.XX was reimbursed on the Final CD due to the increase in discount points. There is remaining cost to cure in the amount of $XXX.XX.

Response X (XX/XX/XXXX X:XXPM)
The amount of $XXX.XX that was reimbursed includes the $XX in VOE fee's paid by the lender. Because there was not a change of circumstance provided that reflects what changed and why it changed, there is a remaining balance of $XXX.XX due to be reimbursed to the borrower.

Response X (XX/XX/XXXX XX:XXPM)
The Client provided the Borrower with a cure in the amount of $XXX.XX.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on XX/XX/XXXX is missing the file number.

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017753	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response X (XX/XX/XXXX X:XXPM)
The EDDN provided does not reflect when the CD was sent or received by the borrower.

Response X (XX/XX/XXXX X:XXPM)
Client provided Initial Closing Disclosure on XX/XX/XXXX, Documentation showing Initial CD was sent electronically was provided with Consummation Date of XX/XX/XXXX, loan passes the Initial Disclosure Date test that requires the Borrower to receive the Initial Closing Disclosure at least three days prior to the Consummation date.

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017770	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Missing Mortgage- mortgage in file is not recorded. only copy of signed and notarized mortgage in the file.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017773	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017780	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Closing Information/File number Info- The CD issued on XX/XX/XXXX is missing the file number. (Clear) Inaccurate Mortgage- The mortgage was not recorded. Response X (XX/XX/XXXX X:XXPM) Recorded Mortgage provided	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017783	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Missing Mortgage-

Mortgage in file is signed but not recorded

Response X (XX/XX/XXXX X:XXPM)
The recorded Mortgage was provided.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

							(Open) Program Parameters- The subject loan does not meet Program Parameters for DTI. The subject loan does not meet Program Parameters for DTI. The maximum DTI for a XX% loan is XX%/XX%; however, the loan closed with a DTI of XX.XXX%/XX.XXX%, which exceeds the maximum. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419017787	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017788	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. There is no proof that the mortgage was recorded. (Clear) TRID- Initial CD Delivery Date (prior to consummation)- Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. (Open) TRID CD- Closing Information/File number Info- The CD issued on X/XX/XXXX does not reflect the correct File number.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419017799	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017802	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The internal screenshot provided by the clients not sufficient documentation to verify the Closing Disclosure datedXX/XX/XXXX was not provided to the borrower.

Response X (XX/XX/XXXX X:XXPM)
The internal screenshot provided to verify the Closing Disclosure datedXX/XX/XXXX was not provided to the borrower.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved) (Open) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XXXX . The loan file contains a Written Verification of Employment dated X/XX/XXXX; therefore the XX day VVOE is missing as required per the Jumbo guidelines.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419017810	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Clear) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017817	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017837	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX XX:XXAM)
The borrower's acknowledgment of receipt of the Preliminary CD three days prior to closing was provided.

(Clear) The loan meets all applicable credit guidelines-

The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible.

(Clear) Income Docs-

The Tax Transcripts are missing from the loan file. Per the Jumbo Guidelines, IRS transcript must be obtained for each borrower.

Response X (XX/XX/XXXX XX:XXAM)
According to updated guidelines, transcripts are required for W-X borrowers.

(Open) VVOE required-

.. Per the Jumbo Guidelines, a VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired.

									2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419017842	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings. (Clear) VOR Required- Verification of XX months rental payments is required. Per the final loan application the Borrower rented their current residence of X.XXX years in the amount of $X,XXX per month. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017862	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017868	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). Cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Further review of the loan file confirmed the Verification of Employment fee was paid by the lender at closing.

(Clear) TRID- XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Further review of the loan file confirmed the Final CD contained a cure for the increase in the XX% tolerance fees. No additional cure is required.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017874	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017879	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017881	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant		(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired. (Open) Title Commitment / Title Policy- The title commitment/policy is incomplete/missing. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines.		3	3	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A
419017897	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX XX:XXAM)
Final AUS provided; No additional findings.

(Clear) VVOE required-

A VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired. The loan file contained a Verbal verification of Employment dated XX/XX/XXXX. Per the guidelines, this verification must be dated within XX business days of the note date. The subject note is XX/XX/XXXX. No additional documentation was found in the file.

Response X (XX/XX/XXXX XX:XXAM)
The Note found in the loan file was dated XX/XX/XXXX, not XX/XX/XXXX. Therefore, the Verbal VOE, was within the XX days required by the applicable guidelines.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017898	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fee Not Allowed- XXX Real Property Law (NY Real Prop XXX-a) does not allow Payoff Demand Fee (Fee ID: XXX) to be charged to the Borrower, Seller, Originator, Lender or Other in NY. Response X (XX/XX/XXXX X:XXPM) Client is federally-chartered; rule does not apply. Response X (XX/XX/XXXX XX:XXAM) Client's loans are federally chartered and are not held to the X% max late fee.	(Clear) AUS Missing-

The AUS is missing from the loan file.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. Required Assets/Reserves is $XXX,XXX. Verified total assets is $XXX,XXX.

Response X (XX/XX/XXXX X:XXPM)
No documentation was provided allowing exceptions to the published guidelines. Per the Held for Investment guidelines, XX months reserves are required or total assets of $XXX,XXX. Per the loan documentation, verified assets of $XXX,XXX was not sufficient to meet this requirement. Client provided documentation of an internally approved exception to the reserve requirement.

(Clear) Employment history-

Two full years of continuous employment history was not obtained for the borrower(s). Borrower is a self employed artist. No CPA letter in the file.

Response X (XX/XX/XXXX X:XXPM)
CPA letter obtained to verify borrowers self employment w/in XX days of closing.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419017908	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Initial Loan Estimate Sent Date > X Business Days from Application Date-

The Initial Loan Estimate Disclosure Date (XXXX-XX-XX) is more than X business days from the Application Date (XXXX-XX-XX). Three business days from the Application Date is (XXXX-XX-XX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (XX CFR XXXX.XX(e)(X)(iii))

Response X (XX/XX/XXXX X:XXPM)
The initial loan application was sent out to borrower on XX/XX/XXXX along with the initial LE dated XX/XX/XXXX.

(Clear) Late Fee Less Than or Equal to X%-

The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b)

Response X (XX/XX/XXXX XX:XXAM)
Client's loans are federally chartered and are not held to the X% max late fee.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017915	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017925	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) HOC- Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file was disclosed within X days of the application date.

Response X (XX/XX/XXXX XX:XXAM)
HOC date verified.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written list of Service Providers was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXAM)
SPL date verified.

(Clear) TRID- CD Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD provided to all who have the right to rescind. Per regulation, In rescindable transactions, the Closing Disclosures must be given separately to each consumer who has the right to rescind under TILA (see § XXXX.XX).

Response X (XX/XX/XXXX X:XXPM)
Client provided documentation showing Initial Closing Disclosure with Cover Letter were provided to Non-Borrower on XX/XX/XXXX.

(Open) TRID CD- Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page X of the CD issued on X/XX/XX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on X/XX/XX.

Response X (XX/XX/XXXX X:XXPM)
Servicer Agrees.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on X/XX/XX.

(Open) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on X/XX/XX was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXAM)
Initial LE date has been verified with screenshot application date of X/X/XXX.

(Clear) Disclosures Federal Missing-

The file contains no evidence that the Anti-Steering Disclosure was provided to the borrower.

Response X (XX/XX/XXXX XX:XXAM)
The Anti-Steering Disclosure is not required.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419017948	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017963	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419017979	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS is missing from the loan file. The Lender's guidelines required all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. Manual underwriting is not allowed.

Response X (XX/XX/XXXX XX:XXAM)
Final AUS provided; No additional findings.

(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. Lender used base and stock options income to calculate total income. Section X.X.X of the applicable guidelines reflected income from Stock options is unacceptable. Due to the income miscalculated, the DTI exceeds Investor guidelines of XX% at XX.XXX%.

Response X (XX/XX/XXXX X:XXPM)
According with guidelines last year WX and YTD can be used to calculate the borrower's income. Base on XXXX and YTD income the new DTI is XX.XX%, which is within tolerance.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419017981	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Lender Credits that Cannot Decrease- The loan failed the Lender Credits that Cannot Decrease Test. A cost to cure in the amount of $XXXX.XX is required. Response X (XX/XX/XXXX X:XXPM) Further review of the file confirmed there was a valid change of circumstance in the form of a rate change which reduced the lender credit.	(Open) AUS Missing- The AUS is missing from the loan file as per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Program Parameters- The subject loan does not meet Program Parameters for LTV. The subject is a primary purchase of a high rise condo in NY with an LTV of XX%; however, the maximum LTV as per the Jumbo guidelines for a primary purchase of a condo is XX%. Therefore, the subject loan is an ineligible transaction. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419018003	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018010	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018022	xxx	xxx	xxx		ATR Compliant		(Open) VOR Required- Verification of XX months rental payments is required. Borrower has long rental history (X+ years) so should of verified. The loan file was missing a VOR and/or a XX month rental history for the departure property.		2	2	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A
419018066	xxx			QM- Safe Harbor	ATR Compliant		(Open) Income Docs- The income/employment is not documented properly according to guides. Per the lender's jumbo guidelines a paystub covering the most recent XX day period is required. The note date was XX/XX/XXXX; however, the paystub in file was dated XX/XX/XXXX.		4	4	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A
419018076	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018089	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Lender Credits That Cannot Decrease-

There was a cost to cure in the amount of $XX.XX of which $XX.XX was reimbursed on the Final CD. There is remaining cost to cure in the amount of $XX.XX.

Response X (XX/XX/XXXX X:XXAM)
The client provided additional information. This is not a preferred vendor so the title fees are not bound by any tolerance.

(Clear) Inaccurate Mortgage-

The mortgage was not completed accurately. There is no evidence that the mortgage was recorded.

Response X (XX/XX/XXXX X:XXAM)
The client provided the recorded mortgage.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXAM)
Client agrees with our initial finding.

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Resident Alien- The loan file does not contain sufficient documentation to evidence borrower's residency. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419018098	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018108	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file. A DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018111	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) no action loan grade X	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018115	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018132	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- XX% Tolerance Violation Not Cured- This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required. Response X (XX/XX/XXXX X:XXAM) The cost to cure is $XXX for the recording fee. Response X (XX/XX/XXXX X:XXAM) The client has sent the borrower a cost to cure in the amount of $XXX. (Clear) Right to Rescind- Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. Response X (XX/XX/XXXX X:XXAM) The client provided the signed Right to Cancel document.	(Clear) AUS Missing-

The AUS is missing from the loan file as required per the Jumbo guidelines.

Response X (XX/XX/XXXX X:XXPM)
Documentation received is sufficient. (Resolved)

(Open) VVOE required-

: A Verification of Employment for Self Employed borrowers is required within XX days of Note date of XX/XX/XXXX as per guidelines. There is no evidence in the file of a VOE. The Co-Borrower earns monthly income from KX income and not wage earner salaries; therefore loan is falling under the Self Employed Verification of Employment guidelines.

(Open) Income Docs-

: The income/employment is not documented properly according to guides. The Co-Borrower receives income from KX earnings and not wage earner earnings; therefore, the Co-Borrower income documentation requirements fall under the self employed guidelines. The loan file contains only the Xst page of the XXXX and XXXX Tax Returns and is missing the complete returns for both years as required per guidelines.

									4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419018152	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- Per the jumbo guidelines a DU approval is require reflecting a Approve/Ineligible finding. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018156	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage-

The Mortgage/Deed of trust was not recorded.

Response X (XX/XX/XXXX X:XXAM)
The recorded mortgage was provided.

(Open) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.

Response X (XX/XX/XXXX XX:XXAM)
Loan Estimate date delivered electronically verified with screenshot.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)). The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised LE issued on XX/XX/XXXX was disclosed within X business days of the change. Therefore, the increase to the following fee was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX.XX is required.

(Open) TRID CD- premiums Optional-

The Title - Owner's Title Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Open) Disclosure-

There is no date evident on the Toolkit booklet provided in the loan file in order to determine if it was disclosed to the borrower within X business days of the application date, XX/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018165	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Post Consummation CD delivery date non-numerical- This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.(XX CFR XXXX.XX(f)(X)(iv)) The post-consummation reason for redisclosure is non-numeric clerical error and the post-consummation revised closing disclosure delivery date is more than XX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved) (Open) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XXXX. No VVOE is in evidence in the file for the Borrower and the Co-Borrower as required per the Jumbo guidelines.		4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419018176	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)- Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Response X (XX/XX/XXXX X:XXPM) Client provided documentation verifying the borrower was EDDN and Initial CD was acknowledged on X/XX/XXXX which is X business days prior to consummation.	(Clear) AUS Missing- Per jumbo guidelines a DU approval is required reflecting Approve/Ineligible finding. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018186	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- premiums Optional- The Title-Owner's Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)). (Open) TRID CD- Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018197	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The tool kit was not found in the loan file.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, datedX/X/XXXX and was signed by the borrower X/X/XXXX.

(Open) TRID CD- premiums Optional-

The Title - Owner's Insurance on the PCCD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)). In addition, the was disclosed in Section C instead of Section H.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XX/XX/XXXX. Information regarding license requirements could not be obtained.

							(Clear) AUS Missing- The AUS is missing from the loan file The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings. (Clear) VOR Required- Verification of XX months rental payments is required. Response X (XX/XX/XXXX XX:XXAM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018208	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. Response X (XX/XX/XXXX X:XXPM) No action loan grade X	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018218	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind-

The file contains no evidence of the Right to Cancel Notice.

Response X (XX/XX/XXXX X:XXPM)
The signed Right to Cancel was provided.

(Open) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX XX:XXAM)
Initial CD and CD acknowledgement was verified electronically with screenshot dated X/XX/XX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018222	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018225	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Lender Credits That Cannot Decrease-

This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). A Change of Circumstance was not provided in the loan file. Unable to determine if the revised CD issued on XX/XX/XXXX was disclosed within X business days of the change. Therefore, the decrease to the lender credits was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX XX:XXAM)
A cure is not required. The finding was made in error. (Resolved)

(Open) TRID CD- premiums Optional-

The Title- Owner's Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page X of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on XX/XX/XXXX.

Response X (XX/XX/XXXX XX:XXPM)
Resolved is no revised LE on X/X.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Clear) Disclosures Federal Missing-

The file was found to be missing the Home Loan Tool Kit.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/X/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018239	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The Tool Kit was not found in the loan file.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/X/XXXX and was signed by the borrower X/XX/XXXX.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)). The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fee on the LE issued on XX/XX/XXXX was not accepted: Appraisal. The COC form included in the loan file does not provide the reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX.XX is required.

(Open) TRID CD- premiums Optional-

The Title - Owner's Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX. Information regarding license requirements could not be obtained.

							(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. The subject was a purchase of a second home. According to the client's guidelines the max LTV for a second home purchase is XX%, however the subject was approved with a LTV of XX%. Response X (XX/XX/XXXX X:XXPM) Exception approved for LTV >XX%		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018254	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- premiums Optional-

The Title-Owner's Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- Incorrect Section-

The Survey Fee was included in Section C of the CD issued on XX/XX/XXXX. The fee should have been entered under Section H.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018258	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018261	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018298	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. Response X (XX/XX/XXXX X:XXAM) No Action Loan grade X or X.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018303	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX-XX-XX: Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X)).

Response X (XX/XX/XXXX XX:XXPM)
Agree with client. Valid Change of Circumstance for the Verification of employment is in file and fee is lender paid. This does not affect the borrowers bottom line. Finding cleared.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits ($XX.XX) has decreased from the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XXe)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
All fees for Loan Estimates and Closing Disclosures have been updated to confirm original findings. After updates, original findings are no longer valid. Agree with client. Finding cleared.

(Clear) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX-XX-XX: Verification Of Employment Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)).

Response X (XX/XX/XXXX X:XXPM)
Agree with client. Valid Change of Circumstance for the Verification of employment is in file and fee is lender paid. This does not affect the borrowers bottom line. Finding cleared.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XX.XX) has decreased below the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(f)(X)(v); XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
All fees for Loan Estimates and Closing Disclosures have been updated to confirm original findings. After updates, original findings are no longer valid. Agree with client. Finding cleared.

							(Clear) AUS Missing- The AUS is missing from the loan file and is required per guidelines. Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018309	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

There was a cost to cure in the amount of $XXX.XX of which $XXX.XX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $XXX.XX.

Response X (XX/XX/XXXX X:XXPM)
Further review of the loan file confirms that $XXX of the $XXX tolerance violation was cured at closing. However, there is a remaining cost to cure in the amount of $XXX.XX.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XXX.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

(Open) TRID- Post Consummation CD delivery date non-numerical-

This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.(XX CFR XXXX.XX(f)(X)(iv)) The post-consummation reason for redisclosure is non-numeric clerical error and the post-consummation revised closing disclosure delivery date is more than XX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

							(Clear) AUS Missing- The AUS is missing from the loan file as required by the jumbo guidelines. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018324	xxx	xxx	xxx		ATR Compliant		(Open) AUS Missing- The AUS is missing from the loan file. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		4	4	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A
419018335	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018340	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind- Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. Response X (XX/XX/XXXX XX:XXPM) The Right to Cancel was provided. Finding cleared.	(Clear) AUS Missing- The AUS is missing from the loan file. A DU AUS submission with an Approve/Eligible or Approve/Ineligible finding is required by the client's XXX Jumbo Guidelines. Manual Underwriting is not allowed. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018362	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The loan file is missing the Loan Toolkit.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/X/XXXX.

(Open) TRID CD- premiums Optional-

The Title - Owner's Insurance on the CD issued on X/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page X of the CD issued on X/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on X/XX/XXXX.

(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. Assets in the amount of $XXX,XXX (total cash to close of $XXX,XXX and reserves of $XX,XXX) were required to be documented at origination. According to closing disclosure the borrower made an earnest money deposit of $XX,XXX, of which only $XX,XXX was sourced at audit. Without the source of the additional deposit of $XX,XXX, the borrower was short funds to close and reserves in the amount of $X,XXX.

Response X (XX/XX/XXXX X:XXPM)
Client provided documentation showing an additional $XXK to escrow.

									2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018370	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018411	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018413	xxx	xxx	xxx		ATR Compliant		(Open) VVOE required- A VVOE is required within XX days of Note date. The most current VVOE in the file is dated X/XX/XX and is expired. The loan closed X/XX/XX, requiring a VVOE to be dated on or after X/XX/XX.		2	2	2	N/A	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B
419018417	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- CD Incomplete / Inaccurate- The CD issued on XX/XX/XXXX does not reflect the payee name for the Title-Closer Attendance Fee. Per regulation XXXX.XX(f)(X), the name of the person/company ultimately receiving payment for service should be listed. Response X (XX/XX/XXXX X:XXPM) The client agrees with the original finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018430	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) : No Action Loan grade X or X	(Clear) Employment history-

Two full years of continuous employment history was not obtained for the borrower. Per the application, the borrower was Xyr X months on current job. The borrower's previous employment is listed as XX/XX/XXXX through XX/XX/XXXX. The loan file did not contain a VOE to confirm the previous employment dates. Review of the Written Verification of Employment from the borrower's current employer revealed a start date of XX/XX/XXXX, resulting in an employment gap of X months. Per the program guidelines, all gaps in employment over XX days must be explained in writing by the borrower; however, the loan file did not contain a Letter of Explanation for this gap in employment.

Response X (XX/XX/XXXX X:XXPM)
Client provided letter of explanation for gap of employment has now been provided.

(Clear) Income Docs-

The income/employment is not documented properly according to guides. Per the guidelines, the borrower was required to verify current income with paystubs covering the most recent XX day period. These were not located in the loan file. Additionally, review of the Written Verification of Employment revealed the borrower's total XXXX earning were $XXX,XXX; however, the XXXX W-X reflected total earnings of $XX,XXX.XX. The loan file did not contain any additional documentation to explain this discrepancy.

Response X (XX/XX/XXXX X:XXPM)
A pay stub per the guidelines was not provided to support WVOE in file. WVOE reflects XXXX earnings as $XXX,XXX does not support the XXXX WX in the file that reflects $XX,XXX.XX there is a difference of $XX,XXX.XX. this may be because the borrower was a "contract employee" for a couple of months prior to obtaining a permanent position; however, no information or documentation from the employer was provided to support the missing/additional income in question.

Response X (XX/XX/XXXX X:XXPM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost.

Response X (XX/XX/XXXX X:XXPM)
Client provided correct hazard policy was obtained for the borrowers with acceptable coverage and payment matches final CD.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018440	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XXX.XX is required. This is due to an increase in appraisal fee. The appraisal fee on the initial LE is $XXX and on the final CD is $XXX. The loan file did not contained a COC.

Response X (XX/XX/XXXX X:XXPM)
The Change of Circumstance provided doesn't explain why the appraisal fee increased.

Response X (XX/XX/XXXX XX:XXPM)
The client provided the borrower with a cure in the amount of $XXX.XX.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX X:XXPM)
Client provided documentation verifying the borrower was EDDN effective X/XX/XXXX and revised LE was sent on X/XX/XXXX which is X days prior to consummation.

(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent

Response X (XX/XX/XXXX X:XXPM)
Client provided documentation verifying the borrower was EDDN and initial CD was acknowledged on X/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018457	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note and Mortgage.	(Clear) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018463	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action, Loan Grade X/X	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018465	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX X:XXPM) Client is federally-chartered; rule does not apply. (Clear) Portion of Recordation Tax Must Be Paid By Lender- XXX Tax Law requires a portion of the recordation tax be paid by the lender. (NY Tax XXX(X), (X-a), and (X)) Response X (XX/XX/XXXX X:XXPM) Client is federally-chartered; rule does not apply.	(Clear) AUS Missing- The AUS is missing from the loan file. DU AUS, is required per the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018470	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Expired Documents @ Closing-

One or more verification documents were expired as of the Note Date. Per program guidelines, asset documentation must dated within XX days of the Note date, XX/XX/XXXX. The loan file contained a quarterly retirement statement from E-Trade dated XX/XX/XXXX. No additional documentation was provided. As a result, the verified assets in the file were no sufficient to meet the reserve requirement of $XX,XXX.

Response X (XX/XX/XXXX X:XXAM)
Documentation found in the loan file revealed an assed document dated XX/XX/XXXX. The finding is cleared.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018473	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action. Loan grade X or X.	(Clear) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018475	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018478	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. XXX loans require a DU approval. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018481	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018488	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Lender Credits That Cannot Decrease-

This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). The lender credit decreased on LE/CD issued on without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. The total variance is $XXX.XX, of which $XXX.XX was reimbursed. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
The client agrees.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Open) TRID CD- Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page X of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on XX/XX/XXXX.

Response X (XX/XX/XXXX X:XXPM)
The client agrees.

(Open) TRID CD- 'Title' missing-

The Settlement or Closing Fee on the CD is not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Open) TRID- CD Non-Borrower with Right to Rescind-

There is no evidence of a final CD provided to the non-borrower on title. Per regulation, CD(s) must be provided to all who have the right to rescind.

Response X (XX/XX/XXXX X:XXPM)
The client agrees.

							(Clear) VVOE required- : A VVOE is required within XX days of Note date of XX/XX/XXXX. The VOE in the loan file is dated X/X/XXXX and is expired. The loan file does not contain evidence it was updated to meet the XX day Jumbo guideline requirements. Response X (XX/XX/XXXX X:XXPM) Most recent VVOE in file dated XX/X/XXXX is within XX business days of the Note. (Resolved)		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018490	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file and is required. The client's XXX Jumbo Guidelines requires all loans to have a copy of a DU with either an Approve/Eligible or an Approve/Ineligible decision. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018493	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018496	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Revised LE Delivery DateX (prior to consummation)-

The revised loan estimate delivery date is on or after the initial closing disclosure delivery date. The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Response X (XX/XX/XXXX X:XXPM)
Additional documentation to clear exception was not provided on X/XX

Response X (XX/XX/XXXX X:XXPM)
LE and CD were provided.

							(Clear) AUS Missing- Per jumbo guidelines a DU approval is required reflecting a Approve/Ineligible finding. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018512	xxx	xxx	xxx	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) VOR Required-

Verification of XX months rental payments is required when there is no mortgage payment history on the credit report. The loan file is missing the Verification of Rent for the departing residence.

Response X (XX/XX/XXXX X:XXPM)
Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required.

									1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018515	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018519	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The loan file contained a copy of a Closing Disclosure generated on XX/XX/XXXX. The additional documentation provided does not confirm this disclosure was not issued to the borrower; therefore the additional Loan Estimate issued on XX/XX/XXXX was not compliant.

Response X (XX/XX/XXXX X:XXPM)
Additional documentation was not provided to confirm the closing disclosure from XX/XX was not issued to the borrower.

Response X (XX/XX/XXXX X:XXAM)
There is no evidence the at the CD was not sent to the borrower. The letter is not address to anyone therefore unable to determine who the CD was actually sent to.

(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Per the last disclosed Loan Estimate, the borrower was give a general Lender Credit of $X,XXX. The final Closing Disclosure revealed a general Lender credit of $XXX.XX plus a credit for increased fees in the amount of $XXX.XX. As a result, there is a fee variance and a required cost to cure of $X,XXX.XX due to the decreased lender credit with no valid change of circumstance.

Response X (XX/XX/XXXX XX:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Per the last disclosed Loan Estimate, the borrower was give a general Lender Credit of $X,XXX. The final Closing Disclosure revealed a general Lender credit of $XXX.XX plus a credit for increased fees in the amount of $XXX.XX. As a result, there is a fee variance and a required cost to cure of $X,XXX.XX due to the decreased lender credit with no valid change of circumstance.

Response X (XX/XX/XXXX XX:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Late Fee Less Than or Equal to X%-

The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b)

Response X (XX/XX/XXXX X:XXPM)
Client is federally-chartered; rule does not apply

							(Clear) AUS Missing- The AUS is missing from the loan file and is required per guidelines. A DU of Approve/Eligible or Approve/Eligible is required by the XXX guidelines. Manual underwriting is not allowed. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018521	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018522	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX-XX-XX: Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X)).

Response X (XX/XX/XXXX X:XXPM)
The client provided documentation reflecting the VOE amounts were disclosed to the borrower.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits ($X,XXX.XX) has decreased from the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XXe)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
The client provided additional documentation.

(Clear) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX-XX-XX: Verification Of Employment Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)).

Response X (XX/XX/XXXX X:XXPM)
The client provided documentation

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($X,XXX.XX) has decreased below the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(f)(X)(v); XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
The client provided documentation

(Clear) Only One Appraisal Fee is Allowed Per Transaction-

The XXX Finance Lender's Law allows only one appraisal fee per transaction, unless the Borrower has obtained a new or additional loan and more than one year has elapsed since the prior appraisal. (XXX Fin. Code XXXXX)

Response X (XX/XX/XXXX X:XXPM)
The Client provided documents verifying the appraisal was subject to and a final inspection was completed as required.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018531	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018535	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. A DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018549	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings (Clear) VOR Required- Verification of XX months rental payments is required. No VOR present in the file. Response X (XX/XX/XXXX XX:XXAM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018557	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fees was not accepted: Loan Verification Fee on the CD issued on XX/XX/XXXX. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX XX:XXPM)
There was an additional fee added for the VOE which is notated on the report. However no cure is needed as the fee is paid by the lender.

(Open) TRID CD- premiums Optional-

The Tile- Owner's Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings. (Clear) VOR Required- Verification of XX months rental payments is required. Response X (XX/XX/XXXX XX:XXPM) Guideline referenced supports explanation provided. (Resolved) (Open) Debts Not verified on credit report- The borrower has a Xst mortgage and HELOC with XXX which are not reporting on the credit report. The loan file did not contain documentation to confirm these liabilities or to verify payment history.		2	2	2	N/A	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B
419018564	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade X/X.	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings (Clear) Income Docs- The income is not documented properly according to guides. The Schedule C Business and S Corporation are missing the XXXX Profit and Loss and Balance Sheet. Response X (XX/XX/XXXX X:XXPM) Explanation received is sufficient. All business losses were subtracted from qualifying wages at origination. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018580	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated X/XX/XX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. Evidence of receipt is required.

Response X (XX/XX/XXXX XX:XXAM)
A cure is not required. The finding was made in error. (Resolved)

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the addition of the Survey fee was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX.XX is required.

(Open) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on X/XX/XX was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXPM)
Initial LE date has been verified with screenshot application date of X/XX/XX.

(Open) HOC- Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file was disclosed within X days of the application date.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written list of Service Providers was disclosed within X business days of the application date.

(Open) Disclosures Federal Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Toolkit was disclosed within X business days of the application date.

(Open) TRID CD- premiums Optional-

The Owners Insurance fee on the CD issued on X/XX/XX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- 'Title' missing-

The Home Warranty fee on the CD issued X/XX/XX is not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on X/XX/XX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018589	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page X of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on XX/XX/XXXX. Response X (XX/XX/XXXX X:XXPM) The client agrees with the original finding. (Open) TRID CD- Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.	(Clear) AUS Missing- The AUS is missing from the loan file No AUS found in the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018590	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure- The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii)) Response X (XX/XX/XXXX XX:XXPM) The client agrees with the original finding.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018598	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The Tool Kit is missing.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/XX/XXXX.

(Open) TRID- Lender Credits that Cannot Decrease-

This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). The lender credit decreased on LE issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A Cost to cure in the amount of $XXX.XX. A reimbursement was provided in the amount of $XXX.XX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		3	2	3	N/A	C	B	N/A	C	C	B	N/A	C	C	B	N/A	C
419018608	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Initial Loan Estimate Sent Date > X Business Days from Application Date- The Initial Loan Estimate Disclosure Date (XXXX-XX-XX) is more than X business days from the Application Date (XXXX-XX-XX). Three business days from the Application Date is (XXXX-XX-XX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (XX CFR XXXX.XX(e)(X)(iii)) Response X (XX/XX/XXXX X:XXPM) Reviewed the original loan package and found the application date of X/XX/XXXX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018609	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing- The file was found to be missing one or more of the federally required disclosures. The Toolkit is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/XX/XXXX. (Open) TRID CD- Closing Information/Property Address- The CD issued on X/XX/XXXX does not reflect the correct property address. The city name does not match the appraisal.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018610	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) no action loan grade X/X.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018624	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Initial Loan Estimate Sent Date > X Business Days from Application Date- The Initial Loan Estimate Disclosure Date (XXXX-XX-XX) is more than X business days from the Application Date (XXXX-XX-XX). Three business days from the Application Date is (XXXX-XX-XX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (XX CFR XXXX.XX(e)(X)(iii)) Response X (XX/XX/XXXX XX:XXAM) The document provided is not legible but was able to find a document in the loan file with the application date.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018626	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- XX% Tolerance Violation Not Cured- This loan failed the charges that in total cannot increase more than XX% test. There was a cost to cure in the amount of $XXX.XX of which $XXX.XX was reimbursed on the Final CD. There is remaining cost to cure in the amount of $XX.XX. The Lenders Insurance, Settlement Closing Fee and Recording Services on the Initial LE dated XX/XX/XXXX were $X,XXX and in the Final CD were $X,XXX. Response X (XX/XX/XXXX X:XXAM) The client provided the client with a cure of $XX.XX.	(Open) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XX. No XX day VVOE is in evidence in the file for the Co-Borrower as required per Jumbo guidelines. (Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) AUS upload could not be located. (Upheld)		4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419018628	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Expired Documents @ Closing- The co-borrower's income was expired as of the Note Date. The loan file contained X co-borrower paystubs dated XX/XX/XXXX and XX/XX/XXXX which are both expired. Per guidelines, income docs are valid for XXX days and the Note date XX/XX/XXXX. It should be noted more recent income documentation was not provided for the co-borrower. Response X (XX/XX/XXXX X:XXPM) Full written VOE in file for co-borrower dated within XX days of note date. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018634	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018635	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018642	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Closing Disclosure Received Date and Consummation Date-

The Initial Closing Disclosure Received Date of (XXXX-XX-XX) is not three business days before the consummation date of (XXXX-XX-XX). Three business days before the consummation date is (XXXXXXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii))

Response X (XX/XX/XXXX X:XXPM)
Evidence of CD dated X/XX/XX found in loan file.

(Open) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX-XX-XX: Credit Report Fee, Co-Op Questionnaire Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)).

Response X (XX/XX/XXXX X:XXPM)
There was an increase on Co-Op questionnaire fee.

Response X (XX/XX/XXXX X:XXPM)
There was an increase on the Co-Op questionnaire fee. A new disclosure with a valid COC associated with it was not provided.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018645	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on X/XX/XX was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXPM)
Initial loan estimate date has been verified to be within X days of application date of X/X/XXXX.

(Open) Disclosures Federal Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Toolkit was disclosed within X business days of the application date.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written list of Service Providers was disclosed within X business days of the application date.

(Open) HOC- Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file was disclosed within X days of the application date.

(Open) TRID CD- 'Title' missing-

The Survey fee on the CD issued X/XX/XX is not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Open) TRID CD- premiums Optional-

The Title - Owners Insurance on the CD issued on X/XX/XX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimates issued on X/XX/XX and X/XX/XX were disclosed within X business days of the change. Therefore, the increases to the following fees were not accepted: Lender Appraisal and Final Inspection. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX XX:XXAM)
No cure required. The finding was made in error. (Resolved)

(Clear) Disclosures Federal Missing-

The file contains no evidence that the Anti-Steering Disclosure was provided to the borrower.

Response X (XX/XX/XXXX XX:XXAM)
The Anti-Steering Disclosure is not required.

(Clear) Income Miscalc-

The income is miscalculated resulting in a DTI exceeding the allowable guides. Borrower income used to qualify at origination was $XX,XXX per month; however, borrower income calculated at audit was only $XX,XXX per month. The income calculated at origination included base income of $X,XXX, second job income of $X,XXX and other income of $X,XXX; however, income calculated at audit did not include the other income of $X,XXX due to no supporting documentation. As a result of the income miscalculation, the audit DTI was excessive at XX.XXX%.

Response X (XX/XX/XXXX XX:XXAM)
X unit subject property. X unit owner occupied and X rental units. Full appraisal with rent comparable properties and operating income schedule. Rental income at origination supported. DTI XX.XXX%. (Resolved)

(Clear) VOR Required-

Verification of XX months rental payments is required and was not verified. Borrower does not have previous mtg history. Has rented for a lot of years so should of verified it before doing this mtg of a X unit property.

Response X (XX/XX/XXXX XX:XXAM)
Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required

									3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018647	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018655	xxx	xxx	xxx		ATR Compliant		(Clear) Assets- Per the program guidelines, the borrower was required to verify sufficient funds to cover XX months of reserves on the subject property and an additional X months for all investment properties. Total required assets to be verified were $XX,XXX. The loan file contained bank statements confirming $XX,XXX in available funds. No additional documentation was provided. As a result, there was an asset shortage of $XX,XXX. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; X months reserves required for loan amount <XMM		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018658	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX XX:XXPM)
Verified through screenshot that Initial CD was sent electronically .

(Open) TRID- Post-Consummation CD delivery date Borrower paid amount-

The file contains a signed/certified ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § XXXX.XX(f)(X)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the XX-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed $XXX,XXX.XX at consummation; however, per the ALTA statement, the consumer received $XX.XX after providing funds to close in the amount of $XXX,XXX.XX. The fees appear to be in the following sections: C, E, and H. The fees in section E are subject to tolerance but decreased.

(Open) TRID CD- premiums Optional-

The Title-Owner's Insurance fee on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

							(Open) VOR Required- Verification of XX months rental payments is required.		3	2	3	N/A	C	B	N/A	C	C	B	N/A	C	C	B	N/A	C
419018662	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX X:XXPM)
The loan file did not contain any evidence the initial CD was electronically delivered and acknowledged by the borrower. As a result, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018696	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q;therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018709	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018715	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file as required per the Jumbo guidelines.

Response X (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Pay Stubs Obtained-

The required pay stubs were not obtained from the applicant or were not properly retained in the file. According to the Jumbo Guidelines, the Borrower was required to supply Pay stubs covering most recent XX day period for salaried income. The loan file contained a paystub with a pay period of XX/XX/XXXX to XX/XX/XXXX, which did not cover a XX day period and was not the most recent paystub available to the Borrower at the time of the subject closing, which was XX/XX/XXXX, according to the Note.

									4	4	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A
419018716	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

Response X (XX/XX/XXXX XX:XXPM)
Client agrees with our initial finding.

(Clear) Fees-

A Lender Credit for Excess Charges of ($X.XX) and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

Response X (XX/XX/XXXX XX:XXPM)
Client agrees with our initial finding.

							(Open) VVOE required- : A VVOE is required within XX days of Note date of XX/XX/XXXX. The loan file contains a Written VOE dated XX/XX/XXXX; therefore it is expired. There was no evidence of an updated VVOE as required per the Jumbo guidelines. (Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	4	3	N/A	C	D	N/A	C	C	D	N/A	C	C	D	N/A	C
419018726	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018731	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- 'Title' missing-

The Settlement fee on the CD issued XX/XX/XXXX is not preceded by the word Title. Per TRID ((Comment XX(f)(X)-X)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX. A reimbursement was given in the amount of $XXX.XX. Therefore, a cost to cure in the amount of $XX.XX is required. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the following fees was not accepted: Loan Discount points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" from Desktop Underwriter. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018733	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Manual underwriting is not allowed. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		2	2	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A
419018740	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Clear) AUS Missing- Per jumbo guidelines a DU approval with a finding of Approve/Eligible is required. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018741	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX-XX-XX: Settlement Fee, Title Lender's Coverage Premium, Title Endorsement Fee, Title - Misc. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X)).

Response X (XX/XX/XXXX X:XXAM)
Re-review LE dated XX/XX/XXXX and XX/XX/XXXX the loan increased from XXXk to XXX,Xk was validated and consistent with CD dated XX/XX/XXXX.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits ($X,XXX.XX) has decreased from the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XXe)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXAM)
Re-review LE dated XX/XX/XXXX and XX/XX/XXXX the loan increased from XXXk to XXX,Xk was validated and consistent with CD dated XX/XX/XXXX.

(Clear) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX-XX-XX: Settlement Fee, Title Lender's Coverage Premium, Title Endorsement Fee, Title - Misc. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)).

Response X (XX/XX/XXXX X:XXAM)
Re-review LE dated XX/XX/XXXX and XX/XX/XXXX the loan increased from XXXk to XXX,Xk was validated and consistent with CD dated XX/XX/XXXX.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($X,XXX.XX) has decreased below the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(f)(X)(v); XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXAM)
Re-review LE dated XX/XX/XXXX and XX/XX/XXXX the loan increased from XXXk to XXX,Xk was validated and consistent with CD dated XX/XX/XXXX.

(Clear) Intent To Proceed Date < Loan Estimate Received Date-

The date the consumer indicated an intent to proceed with a transaction (XXXX-XX-XX) is before the date the consumer received the Loan Estimate (XXXX-XX-XX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (XX CFR XXXX.XX(e)(X)(i)(A))

Response X (XX/XX/XXXX X:XXPM)
The client provided documentation showing the borrower provided their intent to receive after the Initial LE was generated, not prior to receipt of the Initial LE.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018743	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade X or X.	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018744	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure

Response X (XX/XX/XXXX XX:XXPM)
CD from the XXth was sent to the title company not the borrower. Although screenshot with loan number was provided to show that Prelim CD was not sent, however, it does not show where and who it was sent to.

							(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018747	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018758	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018760	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- Per jumbo guidelines a DU approval is required reflecting Approve/Ineligible finding. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018763	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018771	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Miscellaneous Closing Documentation-

There were additional observations regarding the closing documentation. The Government Monitoring Section on the final XXXX signed at consummation was not completed by the loan originator. The borrower's Ethnicity option was not chosen.

(Open) TRID- CD Non-Borrower with Right to Rescind-

There is no evidence the revised CD issued XX/XX/XXXX was provided to the non-borrower on title. Per regulation, CD(s) must be provided to all who have the right to rescind.

Response X (XX/XX/XXXX XX:XXAM)
Servicer agrees there is no evidence the revised CD issued XX/XX/XXXX was provided to the non-borrower on title. Per regulation, CD(s) must be provided to all who have the right to rescind.

							(Clear) AUS Missing- The AUS is missing from the loan file. Manual underwriting is not allowed. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings (Open) Income Docs- The income/employment is not documented properly according to guides. Per program guidelines, the borrower was required to provide recent paystubs covering a XX day period. The loan file did not contain any paystubs from the borrower.		3	2	3	N/A	C	B	N/A	C	C	B	N/A	C	C	B	N/A	C
419018777	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018806	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Open) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XX. No VVOE is in evidence in the file for the Borrower as required per the Jumbo guidelines.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419018807	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page X of the CD issued on X/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on X/X/XXXX . Response X (XX/XX/XXXX X:XXPM) The client agrees with the original finding.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018810	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Miscellaneous Closing Documentation-

The Government Monitoring Section on the Final XXXX signed at consummation was not completed by the Loan Originator. The Race question was not completed.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on X/XX/XX.

(Open) HOC- Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file was disclosed within X days of the application date.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written Service Provider list provided in the loan file was disclosed within X days of the application date.

(Clear) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on X/XX/XX was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXAM)
Screenshot with loan number showing application date on X/X was received.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated X/XX/XX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt,

Response X (XX/XX/XXXX XX:XXPM)
Acknowledgement provided X/XX/XXXX clears the exception.

(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated X/XX/XX was mailed, and therefore not received by the consumer X business days prior to the consummation date, X/XX/XX. If disclosure was delivered electronically, evidence of receipt is required.

Response X (XX/XX/XXXX XX:XXAM)
CD was sent on the XXth, the Borrower responded on the XXth, and the consummation occurred on the XXth.

							(Clear) AUS Missing- The AUS is missing from the loan file No AUS found in the loan file. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018823	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file and is required per guidelines. Response X (XX/XX/XXXX X:XXPM) AUS findings were not provided in upload. Response X (XX/XX/XXXX X:XXAM) Final AUS was provided.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419018838	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Open) AUS Missing-

The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.

(Open) Income Docs-

The Tax Transcripts are missing from the loan file. Per the Jumbo Guidelines, IRS transcript must be obtained for each borrower. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.

(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The Borrower was required to verify reserves and funds to close in the amount of $XXX,XXX; however, the loan file only contained verified assets totaling $XX,XXX. This is not a violation of Appendix Q;therefore, the loan is ATR compliant.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419018842	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file. Per the lender's jumbo guidelines all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. Manual underwriting is not allowed. The loan file did not contain a DU loan approval as required.

Response X (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Income Docs-

The income/employment is not documented properly according to guides. Per the lender's jumbo guidelines a paystub covering the most recent XX day period is required. The note date was XX/XX/XXXX; however, the paystub in file was dated XX/XX/XXXX.

									4	4	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A
419018853	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Appraisal Fee was not accepted. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX XX:XXAM)
The invoice for the fee was received however there was a change of circumstance sent on X/XX/XXXX that did not include the appraisal fee of XXX.XX and there was no attachment for a CD that was sent to the borrower.

(Open) TRID- XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXX.XX(e)(X)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Recording Fee was not accepted. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $X.XX is required.

(Open) TRID CD- Settlement Agent License-

The license ID number for the Individual Contact is missing from the Contact Information table on the last revised CD issued on XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419018893	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial LE Delivery Date (prior to consummation)-

This loan failed the initial loan estimate delivery/mail date test (prior to consummation). The Initial Loan Estimate delivery/mail date is less than seven business days before the Consummation Date.

Response X (XX/XX/XXXX X:XXAM)
The Initial LE is dated XX/XX/XXXX and consummation date is XX/XX/XXXX.

(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response X (XX/XX/XXXX X:XXAM)
The client provided evidence the Initial CD was electronically sent to the Borrower.

							(Open) Reserve Assets- Sufficient reserves to meet Jumbo guideline requirements were not verified in the file. The Jumbo guidelines reflect the Borrower must have XX months PITIA in reserves, which totals $XX,XXX. The loan file documented assets in the amount of $XX,XXX; therefore, the Borrower is short the required reserves in the amount of $XX,XXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419018905	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on X/XX/XX was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXPM)
Screenshot with loan number showing application date on X/X was received.

(Open) HOC- Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file was not disclosed within X days of the application date.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written list of Service Providers was not disclosed within X business days of the application date.

(Open) Disclosures Federal Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Toolkit received on X/XX/XX was disclosed within X business days of the application date.

(Open) TRID CD- premiums Optional-

The Owners Title Insurance fee on the CD issued on XX/XX/XX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) Miscellaneous Closing Documentation-

The Government Monitoring Section on the final XXXX signed at consummation was not completed by the Loan Originator. The Ethnicity and Race questions are not completed for both borrowers.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018909	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018936	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. A DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018943	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- Per jumbo guidelines a DU approval reflecting Approve/Ineligible finding is required. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018948	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- .. Per the Jumbo Guidelines, a VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired. (Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419018961	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). There was a cost to cure in the amount of $XX.XX of which $XX.XX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $XX.XX.

Response X (XX/XX/XXXX X:XXPM)
The $XX VOE fee was included in the amount of $XX that was reimbursed. An additional $XX.XX is due to the consumer because there was an increase in title fee's and there was no Change of Circumstance to evidence the change and why it changed.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XX.XX.

(Clear) TRID- Lender Credits that Cannot Decrease-

This loan failed the Lender Credit That Cannot Decrease Test. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Additional documentation to clear exception was not provided on X/XX.

Response X (XX/XX/XXXX XX:XXAM)
A cure is not required. The finding was made in error. (Resolved)

							(Open) VVOE required- The ten day VVOE for the borrower was missing from the file and is a violation of Appendix Q, therefore, the loan is not ATR compliant. (Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines, however, this is not an Appendix Q violation. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	2	2	N/A	B	B	N/A	B	B	B	N/A	B	B	B	N/A	B
419018963	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q;therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018975	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Further review of the loan file confirmed the Lender Credit of $XXX was disclosed to the borrower on XX/XX/XXXX, which is prior to the disclosure of the Verification of Employment. As a result, the total Lender Credit of $XXX.XX was not sufficient to cover the increased fees of $XX.XX.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419018979	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018981	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419018996	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019012	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019021	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XXXX. No VVOE is in evidence in the file for the Co-Borrower as required per the Jumbo guidelines. (Clear) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. Response X (XX/XX/XXXX X:XXPM) Documentation received is sufficient. (Resolved)		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019022	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate dated X/X/XXXX and X/XX/XXXX was issued after providing the Initial Closing Disclosure on X/X/XXXX.

(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The loan file is missing the Loan Toolkit.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/X/XXXX.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on X/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019030	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX XX:XXAM) Agree with client the AUS has now been provided that clears the original missing document finding.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019037	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). There is a cost to cure in the amount of $XX.XX of which $XX.XX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $XX.XX

Response X (XX/XX/XXXX X:XXPM)
Further review of the loan file confirms that the VOE was $XX and only $XX was lender paid. The total cost to cure should be $XX.XX.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XX.

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419019040	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Open) VVOE required- .. Per the Jumbo Guidelines, a VVOE is required within XX days of Note date. No VVOE is in evidence in the file or it is expired. (Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019041	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXAM)
The loan file contained a copy of a Closing Disclosure generated on XX/XX/XXXX. No additional documentation was provided to confirm this disclosure was not issued to the borrower; therefore the additional Loan Estimate issued on XX/XX/XXXX was not compliant.

Response X (XX/XX/XXXX X:XXPM)
Additional documentation was not provided to confirm this disclosure was not issued to the borrower; therefore the additional Loan Estimate issued on XX/XX/XXXX was not compliant.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019056	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX X:XXPM) XXX if Federally Chartered, rule does not apply.	(Clear) AUS Missing- The AUS is missing from the loan file. Manual underwriting is not permitted. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019071	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action loan grade X or X.	(Open) Income Docs-

The income/employment is not documented properly according to guides. Per the program guidelines, the borrower was to provide the most X years W-Xs to verify employment and income history. The loan file contained a XXXX W-X; however, not additional documentation was provided.

Response X (XX/XX/XXXX XX:XXAM)
Additional employment documentation provided verified a full two year employment history as required; however, no additional income documents were provided. Due to borrower being previously self-employed, tax returns should have been provided in order to satisfy the income documentation requirements.

									4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019073	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The borrower was short reserves and funds to close in the amount of $XX,XXX. This is not a violation of Appendix Q; therefore, the loan is ATRcompliant. (Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q;therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019077	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019083	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019084	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Reserve Assets- Sufficient reserves to meet jumbo guideline requirements were not verified in the file. Reserves of $XX,XXX were required to be verified; however, only $XX,XXX reserves were verified, resulting in a shortage of $XX,XXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019115	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX XX:XXPM)
Received screenshot showing electronic delivery and acknowledgement of receipt on X/XX. Also received screenshot showing customer has been eddn since X/X.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019122	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) HOC- missing-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

(Open) TRID CD- Loan Disclosures/Escrow Account-

The CD issued on XX/XX/XX does not accurately reflect information related to not having an Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The subject property is a Co-op and does not contain an escrow account.

(Open) TRID CD- Settlement agent Contact Information-

The following information is missing from the Contact Information table: Agent address, contact person name, email and phone number.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written list of Service Providers was disclosed within X business days of the application date.

(Clear) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on X/XX/XX was disclosed within X business days of the application date.

Response X (XX/XX/XXXX XX:XXPM)
Screenshot with loan number showing application date on X/XX was received.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019129	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019139	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade X or X.	(Clear) VOR Required- Verification of XX months rental payments is required. No VOR or XX months rental payments located in the file. Response X (XX/XX/XXXX X:XXPM) Referenced guideline supports the explanation provided. (Resolved)		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019140	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019150	xxx	xxx	xxx		ATR Compliant		(Open) AUS Missing- The AUS is missing from the loan file as required per Jumbo guidelines.		4	4	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A
419019151	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. No AUS found in loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019174	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019181	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. A DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019194	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019197	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($X,XXX.XX) has decreased below the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(f)(X)(v); XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
the client explain that the credit of $X,XXX on Initial CD is for Lender Paid MERS ($XX.XX) and Rebate for Premium Pricing ($X,XXX/X.XX%) based on a loan amount of $XXX,XXX. Loan Closed at a Loan Amount of $XXX,XXX; therefore Lender Credit was reduced to $X,XXX (.XX%).

(Open) AUS Missing-

The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.

(Open) Income Docs-

The Tax Transcripts are missing from the loan file. Per the Jumbo Guidelines, IRS transcript must be obtained for each borrower. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.

(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The Borrower was short $XX,XXX in verified reserves. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019198	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q;therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019202	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Appraisal Notice- The file does not contain evidence of the signed and dated right to obtain a copy of the appraisal.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019203	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings (Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required. Response X (XX/XX/XXXX X:XXPM) borrower had enough funds for closing/reserves based on assets in the file.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019207	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019217	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

Because the Change of Circumstance (COC) was not provided, this loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XXX is required. This is due to the Condo Questionnaire Fee. It was not disclosed in the initial LE dated XX/XX/XXXX.

Response X (XX/XX/XXXX X:XXPM)
The $XX VOE Fee was paid by lender however, there is still a cure needed in the amount of $XXX due to the Condo Questionnaire Fee and no evidence of a Change of Circumstance stating what changed or why it changed was provided to the borrower.

Response X (XX/XX/XXXX XX:XXPM)
The client provided the borrower with a cure in the amount of $XXX.

(Open) TRID- Lender Credits That Cannot Decrease-

Because the Change of Circumstance (COC) was not provided, the loan failed the Lender Credits that Cannot Decrease Test. This loan failed the Lender Credits That Cannot Decrease Test. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Additional documentation to clear the exception that reflects $XXX.XX was provided to the borrower was not provided on X/XX.

Response X (XX/XX/XXXX XX:XXPM)
Loan amount was reduced on X/XX and reduced the overall credits. This was also disclosed on X/XX with the revised LE in question. Provided screenshot with loan number to show loan amount change, also, revised LE in Support file.

							(Open) AUS Missing- Per the jumbo guidelines a DU approval reflecting a Approve/Ineligible is required. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		3	4	3	N/A	C	D	N/A	C	C	D	N/A	C	C	D	N/A	C
419019225	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The loan file does not contain the tool kit.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/X/XXXX and was signed by the borrower X/XX/XXXX.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX XX:XXPM)
Screenshot with loan number showing electronic delivery date on X/XX

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Discount Points, Transfer Fee and Verification of Employment. To cure a tolerance violation, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. A Cost to cure in the amount of $X,XXX.XX. A reimbursement was provided in the amount of $XX.XX.

(Open) TRID- Lender Credits That Cannot Decrease-

This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). The lender credit decreased on LE issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A Cost to cure in the amount of $X,XXX.XX. A reimbursement was provided in the amount of $XX.XX.

(Open) TRID- CD Non-Borrower with Right to Rescind-

There is no evidence of an revised CD provided to the non-borrower on title non-borrowing spouse. Per regulation, CD(s) must be provided to all who have the right to rescind.

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019227	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX XX:XXAM)
The Loan Estimate issued on XX/XX/XXXX reflected no charge for the interest rate and reflected a Lender Credit to the borrower in the amount of $X,XXX. The final Closing Disclosure dated XX/XX/XXXX reflected a discount fee of $X,XXX and an appraisal update fee of $XXX being charged to the borrower, which were not reflected on the most recent Loan Estimate. The Lender Credit to the borrower in the amount of $XXX.XX for an increase in charges is not sufficient to cover the total increase of $X,XXX.XX.

Response X (XX/XX/XXXX XX:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX XX:XXAM)
The Loan Estimate issued on XX/XX/XXXX reflected no charge for the interest rate and reflected a Lender Credit to the borrower in the amount of $X,XXX. The final Closing Disclosure dated XX/XX/XXXX reflected a discount fee of $X,XXX and an appraisal update fee of $XXX being charged to the borrower, which were not reflected on the most recent Loan Estimate. The Lender Credit to the borrower in the amount of $XXX.XX for an increase in charges is not sufficient to cover the total increase of $X,XXX.XX.

Response X (XX/XX/XXXX XX:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Late Fee Less Than or Equal to X%-

The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b)

Response X (XX/XX/XXXX XX:XXAM)
Client is federally-chartered; rule does not apply

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019242	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade X or X.	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019245	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Settlement Agent License-

The license ID number for the Individual Contact is missing from the Contact Information table on the last revised CD issued on XX/XX/XXXX.

(Clear) TRID CD- Loan Disclosures/Escrow Account-

The CD issued on XX/XX/XXXX does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation). The amount for the Non-Escrowed Property Costs over Year X has not been provided.

Response X (XX/XX/XXXX X:XXPM)
The screenshot of the CD was provided to show that the escrow account information was included with the statement and that non escrow property costs over Year X are not required.

(Open) TRID CD- premiums Optional-

The Title-Owner's Title Insurance Policy on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ XXXX.XX(g)(X)(ii).

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019257	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade X	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019271	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Calculating Cash to Close LE column- The Cash to Close on the CCTC table (page X) of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on XX/XX/XXXX. Response X (XX/XX/XXXX X:XXPM) Client agrees with our initial finding (Open) TRID CD- Settlement Agent License- The license ID number for the Individual Contact is missing from the Contact Information table on the last revised CD issued on XX/XX/XXXX.	(Clear) Reserve Assets- Per the program guidelines, the borrower was required to verify XX months of reserves for the subject property. Total required reserves were $XX,XXX. The loan file contained bank statements verifying total available assets of $XX,XXX. No additional documentation was provided. As a result, there is an asset shortage of $X,XXX. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; X months reserves required for loan amount <XMM		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019276	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. No evidence was provided that the Mortgage was recorded. Response X (XX/XX/XXXX X:XXPM) The recorded mortgage was provided.	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019277	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Manual underwriting is not allowed. Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019296	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Initial Loan Estimate Sent Date > X Business Days from Application Date-

The Initial Loan Estimate Disclosure Date (XXXX-XX-XX) is more than X business days from the Application Date (XXXX-XX-XX). Three business days from the Application Date is (XXXX-XX-XX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (XX CFR XXXX.XX(e)(X)(iii))

Response X (XX/XX/XXXX X:XXPM)
Additional Document was not readable. The Initial Loan Estimate Disclosure Date is more than X business days from the Application Date. Income calculation worksheet in file reflects the application date is X/XX/XXXX.

Response X (XX/XX/XXXX XX:XXAM)
Provided screenshot with loan number showing application date is X/XX.

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019307	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters- The subject loan does not meet Program Parameters for DTI. The jumbo guidelines allow for a maximum DTI of XX%; however, the actual DTI is XX.XXX%. The loan was approved using bonus income of $XXX per month; however, the Borrower had recently started his current employment only four months prior to closing the subject loan. The written VOE obtained through The Work Number confirms a hiring bonus of $X,XXX but there is no documentation in the file to indicate any guaranteed bonus income. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019312	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The loan file is missing the Tool Kit.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/XX/XXXX.

(Open) HOC- missing-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) TRID- Lender Credits That Cannot Decrease-

This loan failed the lender credits that cannot decrease test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Because the loan failed the revised LE date test XX/XX/XXXX, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX X:XXPM)
Received screenshot with loan number showing customer receiving documents electronically X/X

(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response X (XX/XX/XXXX XX:XXPM)
Received screenshot with loan number showing electronic delivery and CD acknowledgement date X/X.

(Open) TRID CD- premiums Optional-

The Owner's Policy on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)).

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.

							(Open) Income Docs- The income/employment is not documented properly according to guides. Per the program guidelines, all income documents must be dated within XX days of the note date, XX/XX/XXXX. Review of the income documents provided revealed the most recent paystub for the co-borrower was dated XX/XX/XXXX; therefore, a more recent paystub should have been obtained. No additional documentation was provided. (Open) VVOE required- A VVOE is required within XX days of Note date. No VVOE is in evidence in the file for the borrower.		3	2	3	N/A	C	B	N/A	C	C	B	N/A	C	C	B	N/A	C
419019316	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X orX	(Clear) The loan meets all applicable credit guidelines- The loan is ATR Compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019318	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019325	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019369	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX X:XXPM)
Additional Documentation to clear exception was not provided on XX/XX/XXXX.

(Open) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date.

Response X (XX/XX/XXXX X:XXPM)
Additional Documentation to clear exception cannot be used without receipt of revised LE issued on X/XX.

Response X (XX/XX/XXXX XX:XXAM)
Also email acknowledgement received, however, does not show that CD was received within the allowable timeframe of X days.

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	4	3	N/A	C	D	N/A	C	C	D	N/A	C	C	D	N/A	C
419019370	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019379	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019396	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind- Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. Response X (XX/XX/XXXX XX:XXAM) The signed Right to Cancel notice was provided.	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019398	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019400	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured- This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). A cost to cure in the amount of $XX.XX is required. Response X (XX/XX/XXXX X:XXPM) There was no increase to the zero tolerance fees disclosed on the Initial LE. The Verification of Employment Fee added was paid by the lender at closing. There is no additional cure required.	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019402	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Miscellaneous Closing Documentation-

Miscellaneous Closing Documentation. The Government Monitoring Section on the final XXXX signed at consummation was not completed by the Loan Originator.

(Open) TRID- Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate was issued after providing the Closing Disclosure.

(Clear) Disclosures Federal Missing-

The file was found to be missing one or more of the federally required disclosures. The Tool Kit is missing from the loan file.

Response X (XX/XX/XXXX X:XXPM)
The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXX and was signed by the borrower X/XX/XXXX and XX/X/XXXX.

(Clear) TRID CD- Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page X of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on XX/XX/XXXX.

Response X (XX/XX/XXXX X:XXPM)
LE uploaded and screenshot to show that LE was delivered XX/X.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019411	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)). The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimate issued on XX/XX/XXXX was disclosed within X business days of the change. Therefore, the increase to the Transfer taxes was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX is required.

Response X (XX/XX/XXXX XX:XXPM)
The Le was provided and also disclosures that show that the loan amount changed from X,XXX,XXX to X,XXX,XXX and the fees changed on XX/X/XXXX.

(Open) TRID CD- Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page X of the CD issued on XX/XX/XXXXin the LE column does not match the Estimated Cash to Close on the CCTC table (page X) of the revised LE issued on XX/XX/XXXX.

							(Clear) AUS Missing- The AUS is missing from the loan file. Per the XXX jumbo guidelines; all loans must be submitted to DU and receive an Approve/Eligible or Approve/Ineligible. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019414	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX XX:XXPM) Client is federally-chartered; rule does not apply.	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019416	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The final disclosed Loan Estimate issued on XX/XX/XXXX reflected a general Lender Credit of $X,XXX. The final Closing Disclosure reflected a Survey fee of $XXX which was not disclosed on the Loan Estimate, a Lender Credit of $XXX.XX for an increase in fees and Lender Paid fees of $XXXX.XX for a total Lender Credit of $XXXX.XX. As a result, there is still a fee variance of$X,XXX.XX.

Response X (XX/XX/XXXX XX:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXPM)
The final disclosed Loan Estimate issued on XX/XX/XXXX reflected a general Lender Credit of $X,XXX. The final Closing Disclosure reflected a Survey fee of $XXX which was not disclosed on the Loan Estimate, a Lender Credit of $XXX.XX for an increase in fees and Lender Paid fees of $XXXX.XX for a total Lender Credit of $XXXX.XX. As a result, there is still a fee variance of$X,XXX.XX.

Response X (XX/XX/XXXX XX:XXAM)
The Client provided the Borrower with a variance cure in the amount of $X,XXX.XX.

(Clear) Fee Not Allowed-

The XXX General Obligations Law (NY Gen Oblig Secs. X-XXX and X-XXX) does not allow Escrow Account Servicing Fee (Fee ID: XXX) to be charged to the Borrower in NY.

Response X (XX/XX/XXXX X:XXPM)
Client is federally-chartered; rule does not apply.

(Clear) Late Fee Less Than or Equal to X%-

The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b)

Response X (XX/XX/XXXX X:XXPM)
Client is federally-chartered; rule does not apply.

(Clear) Portion of Recordation Tax Must Be Paid By Lender-

XXX Tax Law requires a portion of the recordation tax be paid by the lender. (NY Tax XXX(X), (X-a), and (X))

Response X (XX/XX/XXXX XX:XXAM)
Client is federally-chartered; rule does not apply.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019418	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Right to Rescind- Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. Response X (XX/XX/XXXX XX:XXPM) The Right to Cancel Notice was provided. Finding cleared. (Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX XX:XXPM) XXX is federally chartered. Finding cleared.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings (Open) Appraisal Incomplete- The appraisal is incomplete. The following addenda is missing: The report is subject to completion per plans and specifications. XXXXD required.		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419019419	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. DU AUS, with either an approve/eligible or approve/ineligible is required by the client's XXX Jumbo Guidelines. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019421	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019434	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- premiums Optional- The Title - Owner's Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (XXXX.XX(g)(X)(ii)). In addition, the fee should have been listed in Section H instead of Section C.	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings. (Clear) VOR Required- Verification of XX months rental payments is required. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019435	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing-

The AUS is missing from the loan file.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings

(Clear) Reserve Assets-

Sufficient reserves to meet AUS/Loan Approval requirements were not verified in the file. The Lender's guidelines require that the Borrower document (XX)months of reserves, that is the Borrower was required to verify (XX)months reserves of PITI, totaling $XX,XXX. Accordingly, a total funds amount of $XXX,XXX was required to be verified. The final loan application reflected $XX,XXX in assets. As a result there was a $XX,XXX shortage of verified reserves.

Response X (XX/XX/XXXX X:XXPM)
Client provided updated Held for Investment Program Guidelines; X months reserves required for loan amount <XMM

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019440	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019446	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action. Loan grade X or X.	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019461	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Transfer Taxes on the CD issued XX/XX/XXXX was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response X (XX/XX/XXXX X:XXPM)
Seller Agrees with the finding, Zero tolerance cost to cure $X,XXX.XX

(Clear) Unsupported Trust/Annuity Inc-

Trust or annuity income was considered as an effective source of income but sufficient supporting documentation was not found in the file. BorrowerX is receiving annuity income per a private annuity agreement in the file. The borrower did not provide any W-Xs or XXXXs as required by guidelines. Tax returns were provided; however, the Tax Returns do not show any evidence of this income. It should be noted that without the annuity income, the borrower would not have any qualifying income.

Response X (XX/XX/XXXX X:XXPM)
Per Conventional Underwriting Guidelines effective XX/XX/XXXX, the borrower is required to provide either copies of the signed federal income tax returns that were filed with the IRS; or W-X(s) or XXXX form(s) can be used as an alternative to the tax returns and proof of current receipt (most recent bank statement showing direct deposit); or W-X(s) or XXXX form(s) can be used as an alternative to the tax returns and Award Letter (or equivalent) from the organization providing the income. The XXXX and XXXX tax returns provided did not reflect any annuity income being received and the loan file did not contain any W-Xs or XXXX forms. Additionally, per the Conventional Underwriting Guidelines effective XX/XX/XXXX, in order to qualify using Capital Gains / Losses for XXX loans, the borrower is required to document a three-year history of capital gains income based on the applicant's signed federal income tax returns that have been filed with the IRS for the past three years, including IRS Form XXXX, Schedule D. The loan file only contained XXXX and XXXX tax returns; therefore, a three history of receipt was not established. Using only the Schedule B (Interest and Dividend income) that is verified in the file, the borrower’s total monthly income is $XX,XXX.XX which resulted in an audit DTI of XX.XXX% which exceeds the maximum allowable of XX%.

Response X (XX/XX/XXXX X:XXPM)
Per Conventional Underwriting Guidelines effective XX/XX/XXXX, the borrower is required to provide either copies of the signed federal income tax returns that were filed with the IRS; or W-X(s) or XXXX form(s) can be used as an alternative to the tax returns and proof of current receipt (most recent bank statement showing direct deposit); or W-X(s) or XXXX form(s) can be used as an alternative to the tax returns and Award Letter (or equivalent) from the organization providing the income. The XXXX and XXXX tax returns provided did not reflect any annuity income being received and the loan file did not contain any W-Xs or XXXX forms. Additionally, per the Conventional Underwriting Guidelines effective XX/XX/XXXX, in order to qualify using Capital Gains / Losses for XXX loans, the borrower is required to document a three-year history of capital gains income based on the applicant's signed federal income tax returns that have been filed with the IRS for the past three years, including IRS Form XXXX, Schedule D. The loan file only contained XXXX and XXXX tax returns; therefore, a three history of receipt was not established. Using only the Schedule B (Interest and Dividend income) that is verified in the file, the borrower’s total monthly income is $XX,XXX.XX which resulted in an audit DTI of XX.XXX% which exceeds the maximum allowable of XX%.

Response X (XX/XX/XXXX XX:XXAM)
Loan file contains Private Annuity Agreement which documents lifetime annuity to borrower of $XX,XXX per month. Annuity receipt is supported by X months bank statements and X years tax returns reflecting interest and gain on sale. (Resolved)

(Clear) AUS Missing-

The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

									3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019474	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

This loan failed the Initial Closing disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response X (XX/XX/XXXX X:XXPM)
Client provided documentation and email from borrower dated X/XX/XXXX to evidence borrower's acknowledgement of receipt of the CD which is X business days prior to closing on X/XX/XXXX.

(Open) AUS Missing-

The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

(Open) Tax Transcripts Missing-

The tax transcripts are missing from the loan file for XXXX per the Jumbo guidelines as XXXX self employment income was used to qualify. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

(Open) Reserve Assets-

Sufficient reserves to meet the Jumbo guideline requirements were not verified in the file. The Borrower was required to bring $XX,XXX funds to closing after the $XX,XXX EMD plus XX months reserves in the amount of $XX,XXX for a total funds required to be verified in the amount of $XXX,XXX. The loan file documented verified assets in the amount of $XXX,XXX; therefore, the borrower was short the total required assets to be verified in the amount of $XX,XXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for LTV . The subject loan I s a primary purchase of a single family home with an accessory unit and an LTV of XX%. The appraiser commented that the accessory unit is not permitted and therefore, the zoning is illegal. The jumbo guidelines reflect that illegal accessory units are limited to a XX% maximum LTV. Therefore, the subject loan is an ineligible transaction. This is not an Appendix Q violation; therefore, the loan is ATR compliant.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019487	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019493	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to XXXX.XX(e)(X)(i). There was a cost to cure in the amount of $X,XXX.XX of which $XXX.XX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $XXXX.XX.

Response X (XX/XX/XXXX X:XXPM)
There was no Change of Circumstance provided to the consumer to evidence what fee's changed and why they changed.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $X,XXX.XX.

(Clear) TRID- XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
There was no Change of Circumstance provided to the consumer to evidence what fee's changed and why they changed.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XXX.XX.

(Clear) TRID- Lender Credits That Cannot Decrease-

The loan failed the charges that cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
Additional documentation to clear exception was not provided on X/XX.

Response X (XX/XX/XXXX XX:XXAM)
A cure is not required. The finding was made in error. (Resolved)

(Clear) TRID- Initial CD Delivery Date (prior to consummation)-

Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.

Response X (XX/XX/XXXX X:XXPM)
Evidence of electronic acknowledgement of the initial CD X days prior to consummation was not provided.

Response X (XX/XX/XXXX XX:XXAM)
A cure is not required. The finding was made in error. (Resolved)

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419019510	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosures Federal Missing- The file was found to be missing one or more of the federally required disclosures. The loan file is missing the Tool Kit. Response X (XX/XX/XXXX X:XXPM) The Tool Kit is not required to be retained, disclosure notices are sent on the same day as the tool kit, dated X/XX/XXXXand was signed by the borrower X/X/XXXX. (Open) TRID CD- Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete seller information.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019514	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. There is no evidence of a rate confirmation provided in the loan file which corresponds to the rate lock date on the LE. Unable to determine if the revised Loan Estimate issued on XX/XX/XXXX was disclosed within X business days of rate lock. Therefore, the increase to the following fee was not accepted: Discount Points. A cost to cure in the amount of $XX,XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
There is no evidence of a rate confirmation provided in the loan file which corresponds to the rate lock date on the LE. Unable to accept screen shot of dates provided from the servicer as it does not show borrower's name, address, or loan number.

Response X (XX/XX/XXXX XX:XXPM)
Screen shot that shows loan number and rate lock was provided.

(Open) TRID- Lender Credits That Cannot Decrease-

This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) ) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $X,XXX.XX is required.

Response X (XX/XX/XXXX X:XXPM)
There was not a valid change in circumstance in the files to allow for the lender's credit to decrease on the final CD.

							(Open) Income Docs- Per the Jumbo Guidelines, IRS transcripts must be obtained for each borrower. There was no evidence in the loan file that the IRS transcripts were obtained for either borrower, as required by the guidelines. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		3	2	3	N/A	C	B	N/A	C	C	B	N/A	C	C	B	N/A	C
419019519	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019579	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan grade X or X	(Open) AUS Missing- Per jumbo guidelines a DU approval reflecting Approve. Ineligible is required. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019583	xxx	xxx	xxx	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file and is required per guidelines.

Response X (XX/XX/XXXX X:XXPM)
Resolved. Final AUS provided; No additional findings.

(Open) Reserve Assets-

Sufficient reserves requirements were not verified in the file. Total assets required to be verified for closing costs and reserves were $XXX,XXX; however, total verified assets were $XX,XXX. The loan has an asset shortage of $XX,XXX.

Response X (XX/XX/XXXX X:XXPM)
Per Held for Investment guidelines published XX/XX/XXXX loan with a LTV/CLTV over XX% require XX months of reserves. The subject loan closed on XX/XX/XXXX with a LTV/CLTV of XX% therefore, XX months of reserves were required. Verified assets in the file were $XX,XXX. Total required assets for closing costs and reserves were $XXX,XXX resulting in an asset shortage of $XX,XXX.

Response X (XX/XX/XXXX XX:XXPM)
No documentation was provided allowing exceptions to the published guidelines. Per the Held for Investment guidelines, XX months reserves are required, $XX,XXX plus sufficient funds for cash to close, $XX,XXX, resulting in total required, verified assets of XXX,XXX. Per the loan documentation, verified assets of $XX,XXX were not sufficient to meet this requirement. Client provided documentation of an internally approved exception to the reserve requirement.

									3	3	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A
419019595	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019613	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019615	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Prior CD and Last CD Loan Product < > System (Last CD Received)-

The last Closing Disclosure Received Date (XXXX-XX-XX) is not at least X business days before the consummation date of (XXXX-XX-XX). The (Fixed Rate) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (Fixed Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
The loan product is a fixed rate.

							(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019623	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXX.XX is required. This is due to an increase in the Recording Fees. The initial LE amount was $X,XXX and in the final CD the amount is $X,XXX. The cost to cure in the final CD was for the increase in the Appraisal Fee.

Response X (XX/XX/XXXX X:XXPM)
The recording fee's increased which are held to the XX% tolerance. There is a $XXX.XX cost to cure required.

Response X (XX/XX/XXXX X:XXPM)
The client provided the borrower with a cure in the amount of $XXX.XX.

(Open) TRID CD- Closing Information/File number Info-

The CD issued on does not reflect the correct File number.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding.

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Income Docs- A current paystub is missing from the loan file as required per the Jumbo guidelines, however, current income is reflected on TWN verification. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	2	N/A	D	D	N/A	B	D	D	N/A	B	D	D	N/A	B
419019633	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019639	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX XX:XXPM) Client is federally-chartered; rule does not apply.	(Clear) VOR Required- Verification of XX months rental payments is required. The loan file was missing evidence of verification of rent history. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required. (Clear) AUS Missing- Resolved. Final AUS provided; No additional findings. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019655	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX XX:XXPM) Client is federally-chartered; rule does not apply.	(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Resident Alien-

The borrower and/or coborrower indicates Resident Alien status, however, the file contains no evidence documenting status as a legal resident. The subject loan file contains correspondence between the borrower and the Lender that detailed the borrower provided a XXX and I-XX immigration documentation to the Lender, however it could not be located in the subject loan file. This documentation is required by guidelines when the Borrower is not a US Citizen or Permanent Resident Alien.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019680	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Last Loan Estimate and Closing Disclosure-

The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii))

Response X (XX/XX/XXXX X:XXPM)
The additional documentation is unreadable for review. The loan file contains X CDs one dated on XX/XX/XXXX and one dated on XX/XX/XXXX. There is no documentation provided to verify the borrower did not received the Closing Disclosure dated on XX/XX/XXXX.

Response X (XX/XX/XXXX XX:XXAM)
LE from X/XX and CD from X/XX were provide therefore LE/CD not sent on same day.

							(Open) Income Docs- : The income/employment is not documented properly according to guides. The loan file is missing paystubs dated within XX days of the Note date of X/X/XXXX as required per the Jumbo guidelines. (Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019687	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Last Loan Estimate and Closing Disclosure- The Last Loan Estimate was provided on (XXXX-XX-XX) which is on or after (XXXX-XX-XX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (XX CFR XXXX.XX(e)(X)(ii)) Response X (XX/XX/XXXX XX:XXPM) Additional documentation to clear exception was not provided on X/XX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019693	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Manual underwriting is not permitted Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019697	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019699	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXXX-XX-XX: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X)).

Response X (XX/XX/XXXX X:XXPM)
The LE fees round up and therefore the fee's did not increase on CD.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits ($XX.XX) has decreased from the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($XX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XX CFR XXXX.XXe)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
The LE fees round up and therefore the fee's did not increase on CD.

(Clear) Fees-

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXXX-XX-XX: Credit Report Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)).

Response X (XX/XX/XXXX X:XXPM)
The LE fees round up and therefore the fee's did not increase on CD.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XX.XX) has decreased below the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($XX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(f)(X)(v); XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
The LE fees round up and therefore the fee's did not increase on CD.

							(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019704	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action Loan Grade X/X	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019709	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID- Revised LE Delivery Date (after issue of CD)-

This loan failed the revised loan estimate delivery date test. The revised loan estimate delivery date X/XX/XX is on the initial closing disclosure delivery date X/XX/XX.

(Clear) TRID- Revised LE Delivery DateX (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated X/XX/XX was mailed, and therefore not received by the consumer X business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt.

Response X (XX/XX/XXXX X:XXPM)
Received screenshot with loan number showing borrower receive electronic documents and was Eddn in May

(Clear) TRID- Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on was disclosed within X business days of the application date.

Response X (XX/XX/XXXX X:XXPM)
Screenshot with loan number showing application date on X/XX.

(Open) HOC- Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file was disclosed within X days of the application date.

(Open) TRID- SPL Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the written list of Service Providers was disclosed within X business days of the application date.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019724	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XX-

The disclosed finance charge ($XXX,XXX.XX) is ($XX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X)

Response X (XX/XX/XXXX X:XXPM)
Finance charges correctly calculated.

(Clear) Fees-

The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($X,XXX.XX) has decreased below the amount disclosed on the Loan Estimate sent on XXXX-XX-XX, ($X,XXX.XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X)(i) and comments XX(e)(X)(i)-X and -X; XX CFR XXXX.XX(f)(X)(v); XX CFR XXXX.XX(g)(X); XX CFR XXXX.XX(h)).

Response X (XX/XX/XXXX X:XXPM)
The Loan Estimate reflects a round figures of $XX.XX whereas the Closing Disclosure reflects the actual dollar amount of $XX.XX.

							(Open) Income Docs- .. The loan file did not contain the Borrowers' XXXX self-employed income documents to properly calculate the Borrowers' income. The subject closed on XX/XX/XXXX. Reviewer used origination income for audit purposes.		2	2	1	N/A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
419019741	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019743	xxx	xxx	xxx		ATR Compliant		(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019772	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Lender Credits That Cannot Decrease- Because a Change of Circumstance (COC) was not provided, This loan failed the Lender Credits That Cannot Decrease Test. A cost to cure in the amount of $XXXX.XXis required. Response X (XX/XX/XXXX X:XXPM) Additional documentation to clear exception was not provided on X/XX. Response X (XX/XX/XXXX XX:XXAM) A cure is not required. The finding was made in error. (Resolved)	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019773	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)- Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019774	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019775	xxx	xxx	xxx	ATR Compliant	(Clear) AUS Missing-

The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. Per the final Closing Disclosure, the borrower was required to bring funds in the amount of $XXX,XXX after receiving credit for an Earnest Money deposit of $XX,XXX. Additionally, the borrower was required to verify reserves for both the subject and an investment property in the amount of $XX,XXX. Total required verified assets were $XXX,XXX. The loan file contained recent bank statements confirming an available balance of $XXX,XXX. The loan file also contained retirement statements for both borrowers dated XX/XX/XXXX. Per guidelines, asset statements must be dated within XX days of closing; therefore, with a closing date XX/XX/XXXX, the retirement statement were expired. As a result, there was an asset shortage of $XX,XXX.

									3	3	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A	C	C	N/A	N/A
419019779	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019794	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXAM)
COC & CD disclosed X/X/XX and provided in loan file provide evidence of increase in loan points and lender credit on final CD for $XXX covers final inspection fee

(Clear) Fees-

A Lender Credit for Excess Charges of ($XXX.XX) and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Response X (XX/XX/XXXX X:XXAM)
COC & CD disclosed X/X/XX and provided in loan file provide evidence of increase in loan points and lender credit on final CD for $XXX covers final inspection fee

(Clear) AUS Missing-

The AUS is missing from the loan file

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Clear) Assets Source Season-

The funds required to close were not properly sourced and/or seasoned. According to the final CD Cash to close from the borrower is $XX,XXX.XX. The liquid assets validated is $XX,XXX. The borrower is short funds to close $XX,XXX.XX. This is an XXX loan requiring reserves to be validated $XX,XXX. The most recent Vanguard statement in the file is dated XX/XX/XXXX has expired. No additional asset documentation in the credit file to support cash close/reserves.

Response X (XX/XX/XXXX X:XXPM)
Client provided updated Held for Investment Program Guidelines; Per guidelines documentation is good for XXX days.

									1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019801	xxx	xxx	xxx		ATR Compliant		(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019805	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019807	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) no action loan grade X or X.	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019811	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Late Fee Less Than or Equal to X%- The XXX Real Property Law prohibits assessing a late fee greater than X%. (NY Real Prop XXX-b) Response X (XX/XX/XXXX XX:XXPM) Client is federally-chartered; rule does not apply.	(Clear) AUS Missing-

The AUS is missing from the loan file.

Response X (XX/XX/XXXX X:XXPM)
Final AUS provided; No additional findings.

(Open) Program Parameters-

The subject loan does not meet Program Parameters for a cash-out refinance. According to the product matrix, the maximum cash back at closing is $XXX,XXX. The Borrowers received loan proceeds of $XXX,XXX. The subject loan file contains an exception request form to allow the Borrowers to receive $X,XXX,XXX cash back at closing, but the exception is not signed.

Response X (XX/XX/XXXX X:XXPM)
No documentation was provided allowing exceptions to the published guidelines. Per the Held for Investment guidelines, the maximum allowable cash to the borrower on a cash-out refinance transaction is $XXX,XXX. Per the final Closing Disclosure, the borrower received $XXX,XXX back at closing which exceeds the maximum allowable. Client provided documentation of an internally approved exception allowing the cash out above the maximum.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019813	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. Response X (XX/XX/XXXX XX:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019819	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)- Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Response X (XX/XX/XXXX X:XXPM) The Initial CD was sent to the borrower on XX/XX/XXXX and the loan closed on XX/XX/XXXX. There was no timing violation.	(Open) AUS Missing- Per jumbo guidelines a DU approval reflecting Approve/ineligible is required. The AUS is missing from the loan file. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019826	xxx	xxx	xxx		ATR Compliant		(Clear) VOR Required- Verification of XX months rental payments is required. Response X (XX/XX/XXXX X:XXPM) Client provided updated Held for Investment Program Guidelines; VOR/Rental Payment history not required. (Clear) AUS Missing- The AUS is missing from the loan file. Per the program guidelines, the loan must receive an "Approve/Eligible" or "Approve/Ineligible" from Desktop Underwriter. Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A
419019827	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019849	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019857	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) TRID- Initial CD Delivery Date (prior to consummation)- Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Response X (XX/XX/XXXX X:XXPM) Client provided documentation to evidence that both borrower's acknowledged receipt of the CD via email on X/XX, and the loan closed on X/XX.	(Open) AUS Missing- The AUS is missing from the loan file. Per the Jumbo Guidelines, all loans must be submitted to DU and receive Approve/Eligible or Approve/Ineligible. This is not a violation of Appendix Q; therefore, the loan is ATR compliant. (Open) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The Borrower is short reserves in the amount of $X,XXX. This is not a violation of Appendix Q; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019861	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) AUS Missing- The AUS is missing from the loan file. No AUS found in file Response X (XX/XX/XXXX XX:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019876	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) TRID CD- premiums Optional-

The Home Warranty on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ XXXX.XX(g)(X)(ii).

(Open) TRID CD- Settlement agent Contact Information-

The following information is missing from the Contact Information table: Real Estate Broker's e-mail address. (Borrower & Seller).

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Open) Miscellaneous Closing Documentation-

The Government Monitoring Section on the final XXXX signed at consummation was not completed by the Loan Originator. The options on how the information was provided (Face-to-Face, Telephone Interview, Fax or Mail, E-mail or Internet) was not completed.

							(Clear) AUS Missing- The AUS is missing from the loan file Response X (XX/XX/XXXX X:XXPM) Final AUS provided; No additional findings.		2	1	2	N/A	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
419019889	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade X or X.	(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant. (Open) Assets Misc- The borrower is short reserves as per the Jumbo guidelines. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019891	xxx	xxx	xxx		ATR Compliant		(Open) AUS Missing- The AUS is missing from the loan file as required per the Jumbo guidelines.		4	4	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A	D	D	N/A	N/A
419019899	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Flood Notice Late- The Flood Certification was not provided. Response X (XX/XX/XXXX X:XXPM) Flood Certificate received.	(Clear) AUS Missing- The AUS is missing from the loan file missing AUS finding that the loan was not eligible fora manual underwrite Response X (XX/XX/XXXX X:XXAM) Final AUS provided; No additional findings.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019914	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action. Loan grade X or X.	(Open) VVOE required-

: The Borrower is self employed and proof of the business from a third party is required per the Jumbo guidelines, dated within XX days from the Note date of X/X/XX. The loan file does not contain proof of the business as required.

(Open) Assets - Recent Large Deposits-

Recent large deposits were not adequately sourced and/or documented. The Borrower made a large deposit in the amount of $XX,XXX, which exceeds the large deposit XX% threshold of $XXXX.XX. The loan file contains checks in an attempt to document the source; however, there are two separate checks of $X,XXX each made to each borrower from the same person, as appears this may be a gift; therefore, missing the gift letter to complete the sourcing of funds requirement. It should be noted that if the unsourced large deposited was to be deducted from the borrower's assets, the shortage of assets would be greater.

(Open) Assets-

The file did not contain evidence the borrower had the proper amount of funds required. The funds to close including XX months PITIA reserves, as required, were $XXX,XXX; however, the assets documented in the loan file totaled $XXX,XXX. Therefore, the Borrower is short the required funds to close in the amount of $XX,XXX.

									3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A
419019917	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. No evidence that the mortgage was recorded. Response X (XX/XX/XXXX X:XXPM) Recorded Mortgage was provided.	(Open) VVOE required- : A VVOE is required within XX days of Note date of X/XX/XXXX. No VVOE is in evidence in the file for the Borrower as required per the Jumbo guidelines.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019919	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX XX:XXAM) No Action Loan grade X or X	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019922	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No action loan grade is X or X.	(Clear) The loan meets all applicable credit guidelines- The subject loan is ATR compliant.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019927	xxx	xxx	xxx	ATR Compliant	(Clear) Assets-

The file did not contain evidence the borrower had the proper amount of funds required for funds to close and reserves in the amount of $XX,XXX. The verified assets were $XX,XXX. This created a reserve shortage of $X,XXX. This shortage was caused by adding reserves per guidelines for XXX Jumbo.

Response X (XX/XX/XXXX X:XXPM)
Client provided updated Held for Investment Program Guidelines; X months reserves required for loan amount <XMM.

(Open) Appraisal Misc-

The subject property zoning compliance was identified on the appraisal as Legal Nonconforming; however, the appraiser did not provide commentary indicating if the property could be rebuilt to it's current footprint in the case of total loss.

									2	2	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A
419019935	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations Response X (XX/XX/XXXX X:XXPM) No Action. Loan grade X or X.	(Open) Assets- The file did not contain X months bank statements as required for XXX acct #XXXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		4	4	1	N/A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A
419019940	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		1	1	1	N/A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
419019945	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Open) Inaccurate Mortgage-

The Security Instrument was not fully executed by the notary. The acknowledgement date was not disclosed.

Response X (XX/XX/XXXX X:XXPM)
Client agrees with our initial finding

(Open) TRID CD- Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX.

(Open) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i)) The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX. There is no evidence of a valid change of circumstance provided in the loan file. Therefore, the increase to the Transfer Taxes on the LE issued XX/XX/XXXX was not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $X,XXX.XX is required.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.		3	1	3	N/A	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C
419019969	xxx	xxx	xxx	QM- Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Reserve Assets- Sufficient reserves to meet guideline requirements were not verified in the file. The Borrower was required to document reserves of $XX,XXX; however, only $XX,XXX was verified, resulting in a shortage of $XX,XXX. The file contains an outdated Retirement Plan Statement, dated X/X/XXXX, reflecting an account value of $XXX,XXX. The subject loan closed X/XX/XXXX. This is not an Appendix Q violation; therefore, the loan is ATR compliant.		3	3	1	N/A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A